UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	–0.44	5.12	4.85	–4.21	–0.44	28.33	60.61	3.91	3.85

Class B	–1.49	4.97	4.71	–5.02	–1.49	27.42	58.50	3.34	3.28

Class C	2.51	5.29	4.56	–1.09	2.51	29.43	56.15	3.34	3.28

Class I2,3	4.69	6.46	5.76	0.46	4.69	36.73	75.11	4.41	4.38

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B, Class C and Class I shares.

Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	0.98	1.73	1.73	0.64
Gross (%)	1.00	1.75	1.75	0.64

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Investment Grade Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [4]	11-30-01	$15,850	$15,850	$17,235

Class C4	11-30-01	15,615	15,615	17,235

Class I [2,3]	11-30-01	17,511	17,511	17,235

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectus.

3 12-31-91 is the inception date for the Class A shares. The inception date for Class I shares is 7-28-03. The returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

4 No contingent deferred sales charge is applicable.

Semiannual report | Investment Grade Bond Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,002.70	$4.91

Class B	1,000.00	999.00	8.65

Class C	1,000.00	999.00	8.65

Class I	1,000.00	1,004.60	3.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Investment Grade Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,020.10	$4.95

Class B	1,000.00	1,016.40	8.72

Class C	1,000.00	1,016.40	8.72

Class I	1,000.00	1,022.00	3.08

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratios of 0.98%, 1.73%, 1.73% and 0.61% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Investment Grade Bond Fund 9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	35.3%	Municipal Bonds	1.0%

U.S. Government Agency	31.6%	Convertible Bonds	0.3%

U.S. Government	11.5%	Foreign Government Obligations	0.1%

Collateralized Mortgage Obligations	11.3%	Preferred Securities	0.1%

Asset-Backed Securities	3.6%	Short-Term Investments & Other	3.7%

Capital Preferred Securities	1.5%

Sector Composition[1,2]

U.S. Government Agency	31.6%	Materials	2.4%

Financials	18.8%	Telecommunication Services	2.3%

U.S. Government	11.5%	Municipal Bonds	1.0%

Collateralized Mortgage Obligations	11.3%	Consumer Staples	0.9%

Asset-Backed Securities	3.6%	Health Care	0.4%

Energy	3.5%	Information Technology	0.3%

Consumer Discretionary	3.4%	Foreign Government Obligations	0.1%

Industrials	2.7%	Short-Term Investments & Other	3.7%

Utilities	2.5%

Quality Composition[1,3]

U.S. Government Agency	31.6%	BBB	26.4%

U.S. Government	11.5%	BB	3.1%

AAA	5.5%	B	1.0%

AA	4.8%	CCC & Below	1.7%

A	10.7%	Short-Term Investments & Other	3.7%

1 As a percentage of net assets on 11-30-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10 Investment Grade Bond Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 43.10%				$86,196,797

(Cost $85,255,484)

U.S. Government 11.50%				22,991,561

U.S. Treasury
Bond	3.750	08-15-41	$3,010,000	3,423,875
Bond	4.375	05-15-40	185,000	232,869
Note	1.000	08-31-16	7,470,000	7,505,019
Note	1.750	05-31-16	2,000,000	2,082,188
Note	2.000	04-30-16	2,105,000	2,216,005
Note	2.000	11-15-21	6,940,000	6,890,115

U.S. Treasury Strips, PO	2.853	11-15-30	1,155,000	641,490

U.S. Government Agency 31.60%				63,205,236

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000	08-01-40	929,420	966,282
30 Yr Pass Thru	5.000	03-01-41	1,654,839	1,803,019
30 Yr Pass Thru	6.500	06-01-37	31,506	34,829
30 Yr Pass Thru	6.500	10-01-37	66,881	73,725
30 Yr Pass Thru	6.500	11-01-37	140,712	155,113
30 Yr Pass Thru	6.500	12-01-37	61,468	67,759
30 Yr Pass Thru	6.500	02-01-38	25,755	28,390
30 Yr Pass Thru	6.500	04-01-39	1,048,456	1,155,759
30 Yr Pass Thru	6.500	04-01-39	1,159,889	1,278,596

Federal National Mortgage Association
15 Yr Pass Thru	4.000	01-01-24	283,984	297,892
15 Yr Pass Thru	4.000	07-01-24	2,021,874	2,120,893
30 Yr Pass Thru	4.000	TBA	2,645,000	2,755,275
30 Yr Pass Thru	4.000	10-01-40	3,644,319	3,813,339
30 Yr Pass Thru	4.000	12-01-40	5,366,954	5,634,318
30 Yr Pass Thru	4.000	09-01-41	7,895,192	8,293,439
30 Yr Pass Thru	4.000	09-01-41	1,996,911	2,090,774
30 Yr Pass Thru	4.000	10-01-41	121,611	127,328
30 Yr Pass Thru	4.000	11-01-41	122,000	127,182
30 Yr Pass Thru	4.500	07-01-41	1,670,771	1,772,237
30 Yr Pass Thru	5.000	11-01-33	1,041,110	1,118,474
30 Yr Pass Thru	5.000	09-01-40	2,678,322	2,876,929
30 Yr Pass Thru	5.000	02-01-41	1,441,310	1,548,638
30 Yr Pass Thru	5.000	03-01-41	2,970,212	3,191,391
30 Yr Pass Thru	5.000	04-01-41	608,231	665,308
30 Yr Pass Thru	5.500	09-01-34	2,190,911	2,384,273
30 Yr Pass Thru	5.500	02-01-36	2,684,712	2,919,977
30 Yr Pass Thru	5.500	12-01-36	3,385,699	3,672,341
30 Yr Pass Thru	5.500	08-01-40	673,877	731,982
30 Yr Pass Thru (P)	5.850	03-01-14	909	961
30 Yr Pass Thru (P)	5.850	06-01-14	5,357	5,665

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 11

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
30 Yr Pass Thru	6.000	02-01-37	$1,379,669	$1,517,306
30 Yr Pass Thru	6.000	05-01-37	1,487,801	1,633,901
30 Yr Pass Thru	6.500	09-01-37	439,435	486,365
30 Yr Pass Thru	6.500	01-01-39	2,666,881	2,955,029
30 Yr Pass Thru	6.500	03-01-39	117,987	130,920
30 Yr Pass Thru	6.500	06-01-39	767,579	851,953

Government National Mortgage Association
15 Yr Pass Thru	7.500	04-15-13	3,299	3,415
30 Yr Pass Thru	4.500	02-15-39	1,638,038	1,780,899
30 Yr Pass Thru	4.500	03-15-39	890,975	968,681
30 Yr Pass Thru	4.500	03-15-39	1,071,251	1,164,679

Corporate Bonds 35.27%				$70,535,299

(Cost $69,060,918)

Consumer Discretionary 3.38%				6,757,555

Auto Components 0.13%

BorgWarner, Inc.	5.750	11-01-16	$230,000	254,471

Automobiles 0.40%

Harley-Davidson Funding Corp. (S)	5.750	12-15-14	115,000	124,274

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	185,000	187,780

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	270,000	290,055

Kia Motors Corp. (S)	3.625	06-14-16	195,000	190,295

Hotels, Restaurants & Leisure 0.15%

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	315,000	304,992

Internet & Catalog Retail 0.19%

Expedia, Inc.	5.950	08-15-20	385,000	381,618

Media 2.20%

CBS Corp.	7.875	07-30-30	560,000	699,240

DIRECTV Holdings LLC	6.350	03-15-40	165,000	179,638

Grupo Televisa SAB	6.625	01-15-40	205,000	221,023

NBC Universal Media LLC	3.650	04-30-15	800,000	838,731

News America, Inc.	6.150	03-01-37	110,000	115,163

News America, Inc.	6.150	02-15-41	365,000	390,750

News America, Inc.	6.400	12-15-35	95,000	102,041

News America, Inc.	9.500	07-15-24	600,000	812,195

Time Warner Cable, Inc.	6.750	07-01-18	330,000	383,429

UBM PLC (S)	5.750	11-03-20	180,000	178,999

Viacom, Inc.	6.125	10-05-17	414,000	478,762

Multiline Retail 0.02%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	39,000	40,650

Specialty Retail 0.29%

Best Buy Company, Inc.	6.750	07-15-13	550,000	583,449

Consumer Staples 0.85%				1,704,907

Food & Staples Retailing 0.43%

CVS Caremark Corp.	4.875	09-15-14	450,000	492,888

CVS Caremark Corp. (6.302% to 6-1-12,
then 3 month LIBOR + 2.065%)	6.302	06-01-37	360,000	359,100

12 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Food Products 0.28%

Bunge Ltd. Finance Corp.	4.100	03-15-16	$220,000	$223,303

Bunge Ltd. Finance Corp.	8.500	06-15-19	285,000	341,785
Tobacco 0.14%

Lorillard Tobacco Company	3.500	08-04-16	95,000	95,338

Lorillard Tobacco Company	6.875	05-01-20	175,000	192,493

Energy 3.41%				6,811,083

Energy Equipment & Services 0.05%

Weatherford International, Inc.	6.800	06-15-37	85,000	92,149

Gas Utilities 0.24%

DCP Midstream LLC (S)	9.750	03-15-19	375,000	488,378

Oil, Gas & Consumable Fuels 3.12%

Anadarko Petroleum Corp.	5.750	06-15-14	502,000	545,633

Energy Transfer Partners LP	5.950	02-01-15	370,000	401,845

Energy Transfer Partners LP	9.700	03-15-19	315,000	381,208

Enterprise Products Operating LLC	6.500	01-31-19	475,000	545,976

Enterprise Products Operating LLC	6.650	04-15-18	565,000	658,670

Husky Energy, Inc.	5.900	06-15-14	500,000	545,035

Kerr-McGee Corp.	6.950	07-01-24	545,000	644,404

Kinder Morgan Energy Partners LP	7.750	03-15-32	115,000	138,825

Marathon Petroleum Corp.	6.500	03-01-41	320,000	349,069

NuStar Logistics LP	7.650	04-15-18	305,000	361,500

Spectra Energy Capital LLC	5.668	08-15-14	230,000	252,040

Spectra Energy Capital LLC	6.200	04-15-18	285,000	321,939

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	445,000	444,252

Williams Partners LP	7.250	02-01-17	545,000	640,160

Financials 17.31%				34,627,811

Capital Markets 2.51%

Credit Suisse AG (3 month LIBOR + 0.690% to
5-15-17, then 3 month LIBOR + 1.690%) (Q)	1.147	05-15-17	580,000	383,421

Credit Suisse AG	5.400	01-14-20	285,000	260,088

Credit Suisse New York	4.375	08-05-20	390,000	376,193

Jefferies Group, Inc.	6.875	04-15-21	530,000	447,850

Jefferies Group, Inc.	8.500	07-15-19	105,000	97,650

Macquarie Bank, Ltd. (S)	6.625	04-07-21	305,000	284,749

Macquarie Group, Ltd. (S)	6.000	01-14-20	225,000	212,831

Morgan Stanley	5.500	07-28-21	395,000	344,346

Morgan Stanley	5.750	01-25-21	85,000	75,898

Morgan Stanley	7.300	05-13-19	315,000	310,032

TD Ameritrade Holding Corp.	4.150	12-01-14	400,000	422,967

The Goldman Sachs Group, Inc.	3.700	08-01-15	400,000	385,830

The Goldman Sachs Group, Inc.	5.250	07-27-21	190,000	175,339

The Goldman Sachs Group, Inc.	6.150	04-01-18	520,000	519,138

The Goldman Sachs Group, Inc.	6.750	10-01-37	805,000	716,163

Commercial Banks 3.35%

Abbey National Treasury Services PLC	4.000	04-27-16	430,000	383,600

Banco de Credito del Peru (S)	4.750	03-16-16	205,000	203,176

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 13

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks (continued)

Barclays Bank PLC	5.140	10-14-20	$205,000	$167,932

Barclays Bank PLC	5.200	07-10-14	650,000	673,160

Barclays Bank PLC (S)	6.050	12-04-17	175,000	155,432

BBVA Bancomer SA (S)	6.500	03-10-21	435,000	424,125

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	157,000	147,556

First Tennessee Bank NA	5.050	01-15-15	245,000	242,106

ICICI Bank, Ltd. (S)	5.750	11-16-20	305,000	282,241

Key Bank NA	5.800	07-01-14	600,000	640,568

Lloyds TSB Bank PLC	6.375	01-21-21	470,000	465,003

National City Bank (P)	0.702	06-07-17	400,000	366,581

Regions Financial Corp. (P)	0.528	06-26-12	170,000	165,264

Regions Financial Corp.	7.750	11-10-14	290,000	293,625

Santander Holdings USA, Inc.	4.625	04-19-16	70,000	66,300

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	300,000	273,000

The Royal Bank of Scotland PLC	4.875	03-16-15	200,000	193,914

Wachovia Bank NA	5.850	02-01-37	235,000	237,990

Wachovia Bank NA	6.600	01-15-38	445,000	485,375

Wachovia Corp.	5.250	08-01-14	500,000	527,756

Wachovia Corp.	5.750	06-15-17	280,000	315,668

Consumer Finance 1.00%

American Express Company	7.000	03-19-18	250,000	292,530

Capital One Financial Corp.	6.150	09-01-16	415,000	425,798

Capital One Financial Corp.	6.250	11-15-13	520,000	556,694

Discover Bank	7.000	04-15-20	280,000	286,537

Discover Financial Services	10.250	07-15-19	375,000	443,729

Diversified Financial Services 4.15%

Bank of America Corp.	5.650	05-01-18	400,000	351,913

Bank of America Corp.	6.500	08-01-16	200,000	193,252

Bank of America NA	5.300	03-15-17	95,000	83,315

Bank of America NA	6.000	10-15-36	250,000	208,160

Citigroup, Inc.	5.850	12-11-34	340,000	320,631

Citigroup, Inc.	6.125	11-21-17	610,000	634,914

General Electric Capital Corp. (P)	0.937	08-15-36	360,000	268,005

General Electric Capital Corp.	4.375	09-16-20	220,000	217,696

General Electric Capital Corp.	5.300	02-11-21	335,000	342,799

General Electric Capital Corp.	5.625	05-01-18	510,000	557,005

General Electric Capital Corp.	5.875	01-14-38	250,000	246,113

General Electric Capital Corp.	6.000	08-07-19	245,000	271,619

JPMorgan Chase & Company	3.700	01-20-15	175,000	178,487

JPMorgan Chase & Company	5.600	07-15-41	510,000	535,614

JPMorgan Chase & Company	6.000	01-15-18	710,000	779,019

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	390,000	412,530

Merrill Lynch & Company, Inc.	6.220	09-15-26	125,000	100,551

Merrill Lynch & Company, Inc.	6.875	04-25-18	510,000	482,400

Merrill Lynch & Company, Inc.	7.750	05-14-38	410,000	366,330

14 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	$904,000	$1,046,380

The Bear Stearns Companies LLC	7.250	02-01-18	435,000	501,183

USB Realty Corp. (6.091% to 1-15-12, then
3 month LIBOR + 1.147%) (Q)(S)	6.091	01-15-12	300,000	208,500

Insurance 3.24%

Aflac, Inc.	6.900	12-17-39	145,000	152,182

Aflac, Inc.	8.500	05-15-19	285,000	343,408

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	02-14-36	280,000	184,800

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	300,000	294,000

CNA Financial Corp.	5.850	12-15-14	355,000	371,939

CNA Financial Corp.	6.500	08-15-16	165,000	176,822

CNA Financial Corp.	7.250	11-15-23	420,000	448,387

Hartford Financial Services Group, Inc.	6.300	03-15-18	280,000	286,953

Hartford Financial Services Group, Inc.	6.625	03-30-40	155,000	143,517

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	345,000	326,759

Liberty Mutual Group, Inc. (S)	5.750	03-15-14	375,000	386,463

Lincoln National Corp.	8.750	07-01-19	220,000	257,246

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	340,000	277,100

Teachers Insurance & Annuity Association
of America (S)	6.850	12-16-39	585,000	712,350

The Hanover Insurance Group, Inc.	6.375	06-15-21	95,000	100,737

The Travelers Companies, Inc.	3.900	11-01-20	250,000	257,975

Unum Group	7.125	09-30-16	275,000	315,346

UnumProvident Finance Company PLC (S)	6.850	11-15-15	380,000	427,018

W.R. Berkley Corp.	5.600	05-15-15	230,000	246,342

Willis Group Holdings PLC	5.750	03-15-21	410,000	424,867

Willis North America, Inc.	7.000	09-29-19	305,000	337,189

Real Estate Investment Trusts 3.06%

BioMed Realty LP	6.125	04-15-20	80,000	82,016

Boston Properties LP	3.700	11-15-18	150,000	149,905

Brandywine Operating Partnership LP	7.500	05-15-15	220,000	240,044

CommonWealth REIT	6.650	01-15-18	330,000	351,205

Dexus Property Group (S)	7.125	10-15-14	360,000	392,180

Duke Realty LP	6.750	03-15-20	455,000	484,275

Duke Realty LP	8.250	08-15-19	295,000	342,889

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	510,000	515,136

HCP, Inc.	6.300	09-15-16	215,000	234,471

Health Care REIT, Inc.	4.950	01-15-21	260,000	243,115

Health Care REIT, Inc.	6.125	04-15-20	420,000	429,465

Health Care REIT, Inc.	6.200	06-01-16	245,000	262,004

Healthcare Realty Trust, Inc.	6.500	01-17-17	345,000	368,792

Mack-Cali Realty LP	7.750	08-15-19	230,000	271,091

Post Apartment Homes LP	4.750	10-15-17	115,000	115,895

ProLogis LP	6.250	03-15-17	320,000	344,994

ProLogis LP	7.625	08-15-14	200,000	220,231

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 15

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

Ventas Realty LP	4.750	06-01-21	$435,000	$417,962

Vornado Realty LP	4.250	04-01-15	440,000	453,229

WEA Finance LLC (S)	6.750	09-02-19	185,000	202,941

Health Care 0.40%				805,372

Health Care Providers & Services 0.22%

Medco Health Solutions, Inc.	7.125	03-15-18	385,000	444,708

Pharmaceuticals 0.18%

Hospira, Inc.	6.050	03-30-17	320,000	360,664

Industrials 2.39%				4,773,288

Aerospace & Defense 0.57%

Embraer Overseas, Ltd.	6.375	01-15-20	340,000	369,750

Lockheed Martin Corp.	3.350	09-15-21	435,000	421,541

Textron, Inc.	5.600	12-01-17	340,000	354,621

Airlines 1.15%

Continental Airlines 1997-4 Class A
Pass Through Trust	6.900	01-02-18	267,850	274,868

Continental Airlines 1998-1 Class A
Pass Through Trust	6.648	09-15-17	116,625	118,515

Continental Airlines 1999-1 Class A
Pass Through Trust	6.545	02-02-19	124,946	129,469

Continental Airlines 2007-1 Class A
Pass Through Trust	5.983	04-19-22	306,727	315,162

Continental Airlines 2010-1 Class A
Pass Through Trust	4.750	01-12-21	105,000	104,475

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	385,734	392,484

Delta Air Lines 2010-1 Class A
Pass Through Trust	6.200	07-02-18	150,923	156,959

Delta Air Lines 2011-1 Class A
Pass Through Trust	5.300	04-15-19	270,000	270,000

Northwest Airlines 2002-1 Class G-2
Pass Through Trust	6.264	11-20-21	343,076	336,626

Northwest Airlines 2007-1 Class A
Pass Through Trust	7.027	11-01-19	192,388	191,426

Building Products 0.30%

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	285,000	299,963

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	285,000	299,250

Commercial Services & Supplies 0.11%

International Lease Finance Corp. (S)	7.125	09-01-18	220,000	224,400

Industrial Conglomerates 0.11%

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	210,000	210,000

Machinery 0.09%

Pentair, Inc.	5.000	05-15-21	180,000	189,263

Transportation Infrastructure 0.06%

Asciano Finance, Ltd. (S)	4.625	09-23-20	120,000	114,516

16 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Information Technology 0.35%				$697,643

Computers & Peripherals 0.12%

Hewlett-Packard Company	4.375	09-15-21	$225,000	229,932

IT Services 0.23%

Fiserv, Inc.	6.800	11-20-17	400,000	467,711

Materials 2.36%				4,720,591

Chemicals 0.56%

Braskem America Finance Company (S)	7.125	07-22-41	200,000	192,500

Braskem Finance, Ltd. (S)	7.000	05-07-20	655,000	687,750

Incitec Pivot Finance LLC (S)	6.000	12-10-19	215,000	232,738

Metals & Mining 1.10%

Alcoa, Inc.	5.400	04-15-21	400,000	380,768

Allegheny Technologies, Inc.	5.950	01-15-21	90,000	94,311

Allegheny Technologies, Inc.	9.375	06-01-19	185,000	231,361

ArcelorMittal	6.750	03-01-41	315,000	268,429

ArcelorMittal	9.850	06-01-19	240,000	260,299

Cliffs Natural Resources, Inc.	6.250	10-01-40	175,000	167,931

Gerdau Trade, Inc. (S)	5.750	01-30-21	240,000	230,400

Teck Resources, Ltd.	6.250	07-15-41	115,000	124,979

Teck Resources, Ltd.	10.750	05-15-19	151,000	185,730

Vale Overseas, Ltd.	6.875	11-10-39	245,000	268,792

Paper & Forest Products 0.70%

Georgia-Pacific LLC (S)	5.400	11-01-20	595,000	639,331

International Paper Company	7.950	06-15-18	360,000	428,900

International Paper Company	9.375	05-15-19	255,000	326,372

Telecommunication Services 2.31%				4,627,618

Diversified Telecommunication Services 1.92%

AT&T, Inc.	5.550	08-15-41	445,000	482,403

BellSouth Corp.	6.550	06-15-34	250,000	289,252

BellSouth Telecommunications, Inc.	6.300	12-15-15	255,282	271,853

CenturyLink, Inc.	6.450	06-15-21	190,000	183,071

CenturyLink, Inc.	7.600	09-15-39	190,000	178,675

Crown Castle Towers LLC (S)	4.883	08-15-20	530,000	545,357

Crown Castle Towers LLC (S)	6.113	01-15-20	250,000	277,721

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	275,000	276,919

GTP Towers Issuer LLC (S)	4.436	02-15-15	305,000	322,781

Telecom Italia Capital SA	4.950	09-30-14	250,000	231,677

Telecom Italia Capital SA	7.200	07-18-36	220,000	173,964

Telecom Italia Capital SA	7.721	06-04-38	155,000	129,186

Telefonica Emisiones SAU	2.582	04-26-13	500,000	484,850

Wireless Telecommunication Services 0.39%

America Movil SAB de CV	5.000	03-30-20	455,000	485,909

SBA Tower Trust (S)	5.101	04-15-17	280,000	294,000

Utilities 2.51%				5,009,431

Electric Utilities 1.46%

Beaver Valley II Funding	9.000	06-01-17	546,000	578,318

Comision Federal de Electricidad (S)	4.875	05-26-21	195,000	198,900

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 17

		Maturity
	Rate (%)	date	Par value	Value
Electric Utilities (continued)

Commonwealth Edison Company	5.800	03-15-18	$330,000	$385,995

Duke Energy Corp.	6.300	02-01-14	500,000	554,137

FPL Energy National Wind LLC (S)	5.608	03-10-24	155,875	160,101

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	400,000	412,016

ITC Holdings Corp. (S)	5.500	01-15-20	285,000	320,015

PNPP II Funding Corp.	9.120	05-30-16	107,000	115,627

W3A Funding Corp.	8.090	01-02-17	201,046	200,596

Independent Power Producers & Energy Traders 0.44%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	380,000	415,951

Exelon Generation Company LLC	6.250	10-01-39	380,000	451,374

Multi-Utilities 0.61%

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	550,000	528,000

NiSource Finance Corp.	5.400	07-15-14	400,000	433,401

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	255,000	255,000

Convertible Bonds 0.35%				$699,375

(Cost $375,000)

Industrials 0.35%				699,375

Machinery 0.35%

Ingersoll-Rand Global Holding Company, Ltd.	4.500	04-15-12	$375,000	699,375

Municipal Bonds 1.00%				$1,997,014

(Cost $1,802,979)

Municipal Bonds 1.00%				1,997,014
State of California	7.600	11-01-40	$145,000	173,920

State of Illinois	5.100	06-01-33	175,000	156,459

University of Texas	4.794	08-15-46	1,500,000	1,666,635

Collateralized Mortgage Obligations 11.26%				$22,515,791

(Cost $24,864,141)

Commercial & Residential 9.93%				19,855,599

American Tower Trust
Series 2007-1A, Class D (S)	5.957	04-15-37	$420,000	446,594
Series 2007-1A, Class C (S)	5.615	04-15-37	450,000	475,503

Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A	4.933	07-10-45	1,500,000	1,637,121
Series 2006-2, Class AM (P)	5.956	05-10-45	355,000	365,717
Series 2006-4, Class AM	5.675	07-10-46	355,000	343,189
Series 2006-3, Class A4 (P)	5.889	07-10-44	620,000	670,763

Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.607	01-25-35	456,601	379,914

Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12-11-38	320,000	137,492

18 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.400	07-15-44	$185,000	$125,898

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	6.008	12-10-49	820,000	896,284

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	5.337	09-20-46	5,799,906	359,369

First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.326	12-25-34	753,852	85,891

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.168	08-19-34	512,504	442,436

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.073	07-10-38	355,000	352,208
Series 2007-GG9, Class C (P)	5.554	03-10-39	230,000	63,250

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09-25-35	478,955	400,755
Series 2004-9, Class B1 (P)	3.101	08-25-34	297,589	109,614
Series 2006-AR1, Class 3A1 (P)	5.029	01-25-36	515,802	422,497

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.070	08-19-45	1,898,473	83,695
Series 2005-2, Class X IO	2.202	05-19-35	9,199,195	455,550
Series 2005-8, Class 1X IO	2.185	09-19-35	2,329,146	110,709

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	201,749	17,409
Series 2005-AR18, Class 1X IO	2.083	10-25-36	4,709,034	253,111
Series 2005-AR18, Class 2X IO	1.747	10-25-36	6,222,498	321,516
Series 2005-AR5, Class B1 (P)	2.600	05-25-35	159,047	1,566

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.072	04-15-45	515,000	527,489
Series 2007-CB18, Class A4	5.440	06-12-47	725,000	766,579
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	1,000,000	1,044,403

JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	3.023	01-25-37	31,969	600

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	765,000	763,191
Series 2007-C1, Class AM	5.455	02-15-40	510,000	487,900
Series 2006-C4, Class A4 (P)	6.067	06-15-38	620,000	686,507
Series 2007-C2, Class A3	5.430	02-15-40	770,000	808,250

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4 (P)	6.097	06-12-46	735,000	814,537

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.377	10-25-36	492,278	441,030
Series 2007-3, Class M1 (P)	5.327	09-25-37	131,690	80,466
Series 2007-3, Class M2 (P)	5.327	09-25-37	50,670	28,418
Series 2007-3, Class M3 (P)	5.327	09-25-37	33,858	10,742

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	730,000	760,391
Series 2008-HQ8, Class AM (P)	5.647	03-12-44	705,000	716,182

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.644	05-25-35	195,838	29,187

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.655	03-25-33	231,550	153,647

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 19

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.747	03-25-44	$534,359	$449,591

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.417	11-25-34	7,236,957	332,304
Series 2005-AR1, Class X IO	Zero	01-25-45	11,392,731	505,917
Series 2005-AR12, Class 1A2 (P)	2.485	10-25-35	153,217	143,159
Series 2005-AR19, Class B1 (P)	0.957	12-25-45	281,765	37,222
Series 2005-AR4, Class B1 (P)	2.580	04-25-35	915,954	188,255
Series 2005-AR8, Class X IO	Zero	07-25-45	9,553,872	471,611
Series 2006-AR4, Class 1A1B (P)	1.158	05-25-46	263,390	126,970
Series 2005-AR13, Class B1 (P)	0.857	10-25-45	485,213	70,133
Series 2005-AR6, Class B1 (P)	0.857	04-25-45	543,755	67,172

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.115	04-25-35	378,938	319,631
Series 2006-AR15, Class A3 (P)	5.302	10-25-36	305,153	66,064

U.S. Government Agency 1.33%				2,660,192

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	380,883	56,319
Series 3623, Class LI IO	4.500	01-15-25	361,332	31,263
Series 3630, Class BI IO	4.000	05-15-27	245,677	15,961
Series 3794, Class PI IO	4.500	02-15-38	684,648	86,058
Series 3833, Class LI IO	2.053	10-15-40	3,136,511	180,823

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	582,860	59,053
Series 2009-50, Class GI IO	5.000	05-25-39	1,008,707	155,037
Series 2009-78, Class IB IO	5.000	06-25-39	1,381,869	194,089
Series 2010-14, Class AI IO	4.000	08-25-27	725,931	57,832
Series 2010-3, Class LI IO	5.000	02-25-25	4,920,266	486,167
Series 2010-36, Class BI IO	4.000	03-25-28	735,953	58,774
Series 2010-68, Class CI IO	5.000	11-25-38	847,528	117,657
Series 398, Class C3 IO	4.500	05-25-39	796,712	112,540
Series 401, Class C2 IO	4.500	06-25-39	533,023	59,974
Series 402, Class 3 IO	4.000	11-25-39	642,784	95,171
Series 402, Class 4 IO	4.000	10-25-39	1,115,139	173,251
Series 402, Class 7 IO	4.500	11-25-39	1,032,836	140,603
Series 407, Class 15 IO	5.000	01-25-40	879,150	140,706
Series 407, Class 16 IO	5.000	01-25-40	220,083	30,965
Series 407, Class 17 IO	5.000	01-25-40	186,386	26,591
Series 407, Class 21 IO	5.000	01-25-39	775,820	90,938
Series 407, Class 7 IO	5.000	03-25-41	605,373	106,838
Series 407, Class 8 IO	5.000	03-25-41	282,577	50,377

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	1,108,727	133,205

Asset Backed Securities 3.59%				$7,187,383

(Cost $7,610,803)

Asset Backed Securities 3.59%				7,187,383
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.617	09-25-34	$277,339	250,177

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.677	03-25-35	297,046	229,426

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.607	02-28-41	235,204	204,423

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.497	07-25-36	390,460	301,292

20 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.707	05-25-35	$260,000	$229,866
Series 2006-NC4, Class A5 (P)	0.317	10-25-36	91,948	71,068

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.407	10-25-36	401,746	363,053

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.697	04-25-36	463,941	404,281

Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04-25-37	500,000	503,435

FUEL Trust
Series 2011-1 (S)	4.207	04-15-16	475,000	467,198

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.737	11-25-35	355,000	267,545

Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P)(S)	7.249	12-15-20	63,000	63,000
Series 2010-A, Class D (P)(S)	10.249	12-15-20	48,000	48,000

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	213,686	209,455

Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.957	08-25-37	377,983	329,492

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.627	09-25-36	415,000	357,494
Series 2005-WMC1, Class M1 (P)	1.007	09-25-35	177,544	163,416

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.707	03-25-35	240,000	161,955
Series 2005-3, Class M1 (P)	0.737	07-25-35	195,000	166,712

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.337	03-25-35	480,000	428,243

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.887	02-25-35	550,000	422,117
Series 2005-WCH1, Class M2 (P)	0.777	01-25-36	620,000	529,871

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	61,560	59,751
Series 2005-2, Class AF4	4.934	08-25-35	420,000	322,009

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.667	05-25-35	289,970	257,452

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	369,375	376,652

Foreign Government Obligations 0.11%				$221,737

(Cost $219,055)

South Korea 0.11%				221,737
Korea Development Bank	4.000	09-09-16	$220,000	221,737

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 21

		Maturity
	Rate (%)	date	Par value	Value
Capital Preferred Securities 1.52%				$3,037,356

(Cost $3,128,430)

Financials 1.52%				3,037,356

Capital Markets 0.51%

State Street Capital Trust III (P)(Q)	5.337	12-15-11	$565,000	550,440

State Street Capital Trust IV	1.347	06-15-37	695,000	473,592

Commercial Banks 0.65%

Allfirst Preferred Capital Trust (P)	1.903	07-15-29	205,000	153,453

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	495,000	477,675

PNC Financial Services Group, Inc. (P)(Q)	6.750	08-01-21	135,000	131,081

PNC Preferred Funding Trust III
(8.700% to 3-15-13, then 3 month
LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	530,000	539,217

Insurance 0.36%

Aon Corp.	8.205	01-01-27	205,000	230,985

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	250,000	279,063

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	220,000	201,850

			Shares	Value
Preferred Securities 0.09%				$187,192

(Cost $164,550)

Energy 0.09%				187,192

Oil, Gas & Consumable Fuels 0.09%

Apache Corp., Series D, 6.000% (L)			3,291	187,192

	Yield (%)		Shares	Value

Securities Lending Collateral 0.06%				$111,150

(Cost $111,160)
John Hancock Collateral Investment Trust (W)	0.3328 (Y)		11,107	111,150

			Par value	Value

Short-Term Investments 0.19%				$385,000

(Cost $385,000)

Repurchase Agreement 0.19%				385,000
Repurchase Agreement with State Street Corp. dated 11-30-11
at 0.010% to be repurchased at $385,000 on 12-1-11,
collateralized by $385,000 Federal Home Loan Mortgage Corp.,
1.750% due 12-14-12 (valued at $394,144, including interest)			$385,000	385,000

Total investments (Cost $192,977,520)† 96.54%				$193,074,094

Other assets and liabilities, net 3.46%				$6,919,666

Total net assets 100.00%				$199,993,760

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

22 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security — Principal Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield on date of purchase.

TBA To Be Announced

(L) All or a portion of this security is on loan as of 11-30-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $193,371,883. Net unrealized depreciation aggregated $297,789, of which $6,696,254 related to appreciated investment securities and $6,994,043 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 23

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $192,866,360)
including $108,800 of securities loaned (Note 2)	$192,962,944
Investments in affiliated issuers, at value (Cost $111,160) (Note 2)	111,150

Total investments, at value (Cost $192,977,520)	193,074,094
Cash	6,105,073
Cash held at broker for futures contracts	51,315
Receivable for investments sold	131,703
Receivable for fund shares sold	2,589,500
Dividends and interest receivable	1,700,301
Receivable due from adviser	613
Other receivables and prepaid expenses	51,802
Total assets	203,704,401

Liabilities

Payable for investments purchased	160,601
Payable for delayed delivery securities purchased	2,752,866
Payable for fund shares repurchased	419,306
Payable upon return of securities loaned (Note 2)	111,000
Payable for futures variation margin (Note 3)	22,953
Distributions payable	104,887
Payable to affiliates
Accounting and legal services fees	3,356
Transfer agent fees	34,107
Distribution and service fees	34,358
Trustees’ fees	12,276
Other liabilities and accrued expenses	54,931

Total liabilities	3,710,641

Net assets

Paid-in capital	$199,120,058
Accumulated distributions in excess of net investment income	(112,883)
Accumulated net realized gain on investments and futures contracts	920,599
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	65,986

Net assets	$199,993,760

24 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share
Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($144,880,525 ÷ 14,050,111 shares)	$10.31
Class B ($9,217,471 ÷ 893,722 shares)[1]	$10.31
Class C ($35,457,425 ÷ 3,437,897 shares)[1]	$10.31
Class I ($10,438,339 ÷ 1,012,130 shares)	$10.31

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$10.80

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 25

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,916,672
Dividends	4,937
Securities lending	579

Total investment income	3,922,188

Expenses

Investment management fees (Note 5)	360,329
Distribution and service fees (Note 5)	351,072
Accounting and legal services fees (Note 5)	13,738
Transfer agent fees (Note 5)	179,283
Trustees’ fees (Note 5)	6,283
State registration fees	44,086
Printing and postage	14,599
Professional fees	20,516
Custodian fees	14,629
Registration and filing fees	12,993
Other	6,364

Total expenses	1,023,892

Less expense reductions (Note 5)	(20,187)

Net expenses	1,003,705

Net investment income	2,918,483

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,716,625
Investments in affiliated issuers	131
Futures contracts (Note 3)	(103,527)
2,613,229
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(5,277,622)
Investments in affiliated issuers	(90)
Futures contracts (Note 3)	(1,486)
Translation of assets and liabilities in foreign currencies	15
(5,279,183)
Net realized and unrealized loss	(2,665,954)

Increase in net assets from operations	$252,529

26 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$2,918,483	$5,880,991
Net realized gain	2,613,229	3,932,324
Change in net unrealized appreciation (depreciation)	(5,279,183)	4,064,680

Increase in net assets resulting from operations	252,529	13,877,995

Distributions to shareholders
From net investment income
Class A	(2,581,635)	(5,303,909)
Class B	(126,136)	(287,216)
Class C	(430,145)	(864,633)
Class I	(174,016)	(209,313)

Total distributions	(3,311,932)	(6,665,071)

From Fund share transactions (Note 6)	44,841,746	(3,635,669)

Total increase	41,782,343	3,577,255

Net assets

Beginning of period	158,211,417	154,634,162

End of period	$199,993,760	$158,211,417

(Accumulated distributions in excess of)/undistributed net
investment income	($112,883)	$280,566

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 27

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07
Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67	$9.52
Net investment income[2]	0.18	0.39	0.51	0.49	0.49	0.46
Net realized and unrealized gain (loss)
on investments	(0.15)	0.52	1.07	(0.58)	(0.13)	0.16
Total from investment operations	0.03	0.91	1.58	(0.09)	0.36	0.62
Less distributions
From net investment income	(0.20)	(0.44)	(0.52)	(0.49)	(0.50)	(0.47)
Net asset value, end of period	$10.31	$10.48	$10.01	$8.95	$9.53	$9.67
Total return (%)[3]	0.27[4,5]	9.29[5]	17.99[5]	(0.73)	3.72[5]	6.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$145	$123	$121	$99	$102	$108
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	0.97	1.08	1.20[7]	0.99	1.06
Expenses net of fee waivers	0.98[6]	0.96	1.08	1.20[7]	0.99	0.97
Expenses net of fee waivers and credits	0.98[6]	0.96	1.07	1.20[7]	0.98	0.97
Net investment income	3.37[6]	3.82	5.22	5.53	5.08	4.76
Portfolio turnover (%)	39	105	87	109	99	105

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

28 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07
Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67	$9.52
Net investment income[2]	0.14	0.32	0.44	0.42	0.42	0.39
Net realized and unrealized gain (loss)
on investments	(0.15)	0.52	1.07	(0.58)	(0.14)	0.16
Total from investment operations	(0.01)	0.84	1.51	(0.16)	0.28	0.55
Less distributions
From net investment income	(0.16)	(0.37)	(0.45)	(0.42)	(0.42)	(0.40)
Net asset value, end of period	$10.31	$10.48	$10.01	$8.95	$9.53	$9.67
Total return (%)[3]	(0.10)[4,5]	8.48[5]	17.12[5]	(1.47)	2.95[5]	5.84[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$8	$6	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.72	1.83	1.95[7]	1.74	1.81
Expenses net of fee waivers	1.73[6]	1.71	1.83	1.95[7]	1.74	1.72
Expenses net of fee waivers and credits	1.73[6]	1.71	1.82	1.95[7]	1.73	1.72
Net investment income	2.61[6]	3.07	4.52	4.79	4.33	4.01
Portfolio turnover (%)	39	105	87	109	99	105

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67	$9.52
Net investment income[2]	0.14	0.31	0.43	0.43	0.42	0.39
Net realized and unrealized gain (loss)
on investments	(0.15)	0.53	1.08	(0.59)	(0.14)	0.16
Total from investment operations	(0.01)	0.84	1.51	(0.16)	0.28	0.55
Less distributions
From net investment income	(0.16)	(0.37)	(0.45)	(0.42)	(0.42)	(0.40)
Net asset value, end of period	$10.31	$10.48	$10.01	$8.95	$9.53	$9.67
Total return (%)[3]	(0.10)[4,5]	8.48[5]	17.13[5]	(1.47)	2.95[5]	5.84[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$35	$24	$21	$12	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.72	1.83	1.95[7]	1.73	1.81
Expenses net of fee waivers	1.73[6]	1.71	1.83	1.95[7]	1.73	1.72
Expenses net of fee waivers and credits	1.73[6]	1.71	1.82	1.95[7]	1.73	1.72
Net investment income	2.63[6]	3.06	4.44	4.87	4.34	4.01
Portfolio turnover (%)	39	105	87	109	99	105

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund 29

CLASS I SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$10.48	$10.01	$8.95	$9.53	$9.67	$9.52
Net investment income[2]	0.19	0.43	0.49	0.52	0.53	0.50
Net realized and unrealized gain (loss)
on investments	(0.14)	0.52	1.13	(0.58)	(0.14)	0.16
Total from investment operations	0.05	0.95	1.62	(0.06)	0.39	0.66
Less distributions
From net investment income	(0.22)	(0.48)	(0.56)	(0.52)	(0.53)	(0.51)
Net asset value, end of period	$10.31	$10.48	$10.01	$8.95	$9.53	$9.67
Total return (%)	0.46[3,4]	9.71[4]	18.45	(0.45)	4.08	7.00

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$3	$4	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]	0.60	0.68	1.12[7]	0.63	0.62
Expenses net of fee waivers	0.61[6]	0.57	0.68	1.12[7]	0.63	0.62
Expenses net of fee waivers and credits	0.61[6]	0.57	0.68	1.12[7]	0.63	0.62
Net investment income	3.73[6]	4.18	5.03	6.09	5.45	5.10
Portfolio turnover (%)	39	105	87	109	99	105

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

30 Investment Grade Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Investment Grade Bond Fund 31

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$86,196,797	—	$86,196,797	—
Corporate Bonds	70,535,299	—	70,535,299	—
Convertible Bonds	699,375	—	699,375	—
Municipal Bonds	1,997,014	—	1,997,014	—
Collateralized Mortgage
Obligations	22,515,791	—	22,515,791	—
Asset Backed Securities	7,187,383	—	7,076,383	$111,000
Foreign Government
Obligations	221,737	—	221,737	—
Capital Preferred Securities	3,037,356	—	3,037,356	—
Preferred Securities	187,192	$187,192	—	—
Securities Lending Collateral	111,150	111,150	—	—

Short-Term Investments	385,000	—	385,000	—

Total Investments in
Securities	$193,074,094	$298,342	$192,664,752	$111,000
Other Financial Instruments
Futures	($30,603)	($30,603)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income

32 Investment Grade Bond Fund | Semiannual report

is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage-assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Semiannual report | Investment Grade Bond Fund 33

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $973,340 available to offset future net realized capital gains as of May 31, 2011. The loss carryforward expires as follows: May 31, 2015 — $973,340.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and distributions payable.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement

34 Investment Grade Bond Fund | Semiannual report

payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at November 30, 2011. During the six months ended November 30, 2011, the Fund held futures contracts with USD absolute notional values ranging from $5.5 million to $5.7 million as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury Ultra	7	Long	Mar 2012	$1,088,063	($25,942)
Long Bond Futures
U.S. Treasury 10-Year	6	Long	Mar 2012	848,250	(13,798)
Bond Futures
U.S. Treasury 10-Year	13	Short	Mar 2012	(1,681,469)	7,682
Note Futures
U.S. Treasury 5-Year	16	Short	Mar 2012	(1,962,250)	1,455
Note Futures
					($30,603)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures*	$9,137	($39,740)
variation margin

*Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year-end variation margin is separately disclosed on the Statement of assets and liabilities.

Semiannual report | Investment Grade Bond Fund 35

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain (loss) on	($103,527)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in unrealized appreciation	($1,486)
	(depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.400% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.385% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, short dividend expense, acquired fund fee expenses paid indirectly and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that these expenses would not exceed 0.98%, 1.73%, 1.73% and 0.67% (previously, 0.57% until expiration on September 30, 2011) for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2012.

Accordingly, these expense reductions amounted to $14,328, $829, $3,140 and $1,890 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended November 30, 2011.

36 Investment Grade Bond Fund | Semiannual report

The investment management fees incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.380% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

A	0.25%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $139,068 for the six months ended November 30, 2011. Of this amount, $504 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $134,553 was paid as sales commissions to broker-dealers and $4,011 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $7,055 and $4,221 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Investment Grade Bond Fund 37

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$169,207	$137,440
B	41,349	8,392
C	140,516	28,730
I	—	4,721
Total	$351,072	$179,283

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,296,301	$34,370,862	2,394,134	$24,576,255
Distributions reinvested	213,772	2,220,585	431,806	4,453,982
Repurchased	(1,183,212)	(12,308,417)	(3,227,402)	(33,099,573)
Net increase (decrease)	2,326,861	$24,283,030	(401,462)	($4,069,336)

Class B shares

Sold	274,366	$2,857,281	254,667	$2,615,512
Distributions reinvested	8,827	91,688	19,313	199,189
Repurchased	(132,766)	(1,381,787)	(318,017)	(3,265,263)
Net increase (decrease)	150,427	$1,567,182	(44,037)	($450,562)

Class C shares

Sold	1,752,749	$18,251,082	1,082,044	$11,099,665
Distributions reinvested	26,461	274,783	52,201	538,459
Repurchased	(644,421)	(6,714,030)	(932,754)	(9,587,939)
Net increase	1,134,789	$11,811,835	201,491	$2,050,185

Class I shares

Sold	1,319,776	$13,767,760	464,708	$4,724,517
Distributions reinvested	11,554	119,968	12,562	129,459
Repurchased	(647,084)	(6,708,029)	(583,724)	(6,019,932)
Net increase (decrease)	684,246	$7,179,699	(106,454)	($1,165,956)

Net increase (decrease)	4,296,323	$44,841,746	(350,462)	($3,635,669)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $68,569,797 and $32,570,447, respectively, for the six months ended November 30, 2011. Purchases and sales of U.S. Treasury obligations aggregated $41,053,334 and $35,904,947, respectively, for the six months ended November 30, 2011.

38 Investment Grade Bond Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Investment Grade Bond Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Semiannual report | Investment Grade Bond Fund 39

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

40 Investment Grade Bond Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Investment Grade Bond Fund Class A	10.08%	6.99%	6.13%	5.70%
Intermediate-Term Bond Category Average	7.85%	5.91%	5.42%	5.50%
BarCap US Agg Bond TR Index	6.54%	5.90%	5.80%	5.84%

The Board noted that the Fund’s performance compared favorably to the average performance of its Category for all periods shown and its benchmark index’s performance over multiple periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses

Semiannual report | Investment Grade Bond Fund 41

to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was ten basis points below the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.40%	0.50%
Gross Expense Ratio	0.94%	1.04%
Net Expense Ratio	0.94%	0.90%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2012. The Board favorably considered the impact of this contractual agreement towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board

42 Investment Grade Bond Fund | Semiannual report

also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Investment Grade Bond Fund 43

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44 Investment Grade Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	550SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

MUTUAL FUNDS

John Hancock

Government Income Fund

Semiannual Report

11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	0.19	4.57	4.16	–2.16	0.19	25.01	50.33	3.07	3.03

Class B	–0.90	4.40	4.02	–3.00	–0.90	24.02	48.31	2.47	2.42

Class C	3.10	4.76	3.87	1.11	3.10	26.17	46.14	2.48	2.42

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	1.08	1.83	1.83
Gross (%)	1.13	1.88	1.88

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Government Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	11-30-01	$14,831	$14,831	$16,934

Class C2	11-30-01	14,614	14,614	16,934

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital U.S. Government Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Semiannual report | Government Income Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,024.90	$5.52

Class B	1,000.00	1,020.00	9.29

Class C	1,000.00	1,021.10	9.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Government Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,019.60	$5.50

Class B	1,000.00	1,015.80	9.27

Class C	1,000.00	1,015.80	9.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.09%, 1.84% and 1.84% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Government Income Fund 9

Portfolio summary

Portfolio Composition[1]

U.S. Government Agency	64.8%	Asset-Backed Securities	2.7%

U.S. Government	15.3%	Corporate Bonds	0.5%

Collateralized Mortgage Obligations	12.9%	Short-Term Investments & Other	3.8%

Quality Composition[1,2]

U.S. Government Agency	64.8%	BBB	0.6%

U.S. Government	15.3%	BB	0.9%

AAA	8.1%	B	1.4%

AA	0.7%	CCC & Below	1.4%

A	3.0%	Short-Term Investments & Other	3.8%

1 As a percentage of net assets on 11-30-11.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10 Government Income Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 80.11%				$296,834,366

(Cost $288,947,433)

U.S. Government 15.35%				56,861,972

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04-15-29	$1,621,606	2,509,435

U.S. Treasury
Bond	3.500	02-15-39	3,000,000	3,266,250
Bond	4.375	05-15-40	10,000,000	12,587,500
Note	1.000	08-31-16	6,850,000	6,882,113
Note (L)	2.000	04-30-16	3,855,000	4,058,290
Note	2.000	11-15-21	14,545,000	14,440,451
Note (L)	2.625	08-15-20	11,000,000	11,660,000

U.S. Treasury Strips, PO	2.911	11-15-30	2,625,000	1,457,933

U.S. Government Agency 64.76%				239,972,394

Federal Agricultural Mortgage Corp.
Gtd. Note Trust 2007-1 (S)	5.125	04-19-17	8,610,000	10,007,102

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	11-01-24	3,098,517	3,273,331
15 Yr Pass Thru	5.500	10-01-19	482,392	524,149
30 Yr Pass Thru (P)	2.393	09-01-41	24,249,428	24,925,002
30 Yr Pass Thru	4.000	01-01-40	52,928	55,044
30 Yr Pass Thru	4.000	08-01-40	9,237,778	9,604,153
30 Yr Pass Thru	4.500	04-01-39	9,656,662	10,308,748

Federal National Mortgage Association
15 Yr Pass Thru	4.000	01-01-24	4,733,063	4,964,860
15 Yr Pass Thru	4.000	06-01-24	14,484,497	15,193,862
15 Yr Pass Thru	4.000	07-01-24	4,690,306	4,920,010
15 Yr Pass Thru	5.000	05-01-23	6,313,659	6,779,489
30 Yr Pass Thru (P)	3.591	07-01-39	2,270,988	2,376,919
30 Yr Pass Thru	4.000	TBA	10,250,000	10,677,340
30 Yr Pass Thru	4.000	12-01-40	11,223,302	11,782,410
30 Yr Pass Thru	4.000	09-01-41	10,172,163	10,686,666
30 Yr Pass Thru	4.000	10-01-41	4,984,073	5,218,346
30 Yr Pass Thru	4.000	11-01-41	5,000,000	5,212,365
30 Yr Pass Thru (P)	4.278	05-01-34	4,232,840	4,453,550
30 Yr Pass Thru	4.500	03-01-26	4,621,601	4,907,259
30 Yr Pass Thru	4.500	07-01-41	9,828,064	10,424,924
30 Yr Pass Thru (P)	4.950	04-01-48	524,664	569,245
30 Yr Pass Thru	5.000	11-01-33	6,076,170	6,527,687
30 Yr Pass Thru	5.000	09-01-40	13,447,105	14,444,251
30 Yr Pass Thru	5.000	10-01-40	4,764,165	5,208,259
30 Yr Pass Thru	5.000	04-01-41	954,312	1,043,865

See notes to financial statements	Semiannual report | Government Income Fund 11

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
30 Yr Pass Thru	5.500	09-01-34	$9,222,401	$10,036,336
30 Yr Pass Thru	5.500	07-01-36	12,303,255	13,385,251
30 Yr Pass Thru	5.500	12-01-36	9,228,303	10,009,596
30 Yr Pass Thru	5.500	06-01-37	4,703,746	5,124,761
30 Yr Pass Thru	5.500	08-01-37	6,678,049	7,268,473
30 Yr Pass Thru	6.000	01-01-36	3,735,611	4,112,949
30 Yr Pass Thru	6.000	05-01-37	2,928,538	3,216,116
30 Yr Pass Thru	6.500	06-01-39	2,443,279	2,711,849

Government National Mortgage Association
15 Yr Pass Thru	7.500	04-15-13	17,609	18,227

Corporate Bonds 0.46%				$1,724,007

(Cost $949,794)

Telecommunication Services 0.46%				1,724,007

Diversified Telecommunication Services 0.46%

Crown Castle Towers LLC (S)	6.113	01-15-20	$685,000	760,956

GTP Towers Issuer LLC (S)	4.436	02-15-15	910,000	963,051

Collateralized Mortgage Obligations 12.94%				$47,935,792

(Cost $47,323,951)

Commercial & Residential 7.67%				28,414,417

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	$1,365,000	1,442,360

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	6.008	12-10-49	2,245,000	2,453,850

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.168	08-19-34	1,222,687	1,055,526

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.722	09-25-35	1,225,733	1,025,605

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.070	08-19-45	5,469,648	241,131
Series 2005-2, Class X IO	2.202	05-19-35	21,459,398	1,062,682

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.083	10-25-36	14,891,489	800,418
Series 2005-AR18, Class 2X IO	1.747	10-25-36	14,641,986	756,551

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.072	04-15-45	1,435,000	1,469,800
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,114,700

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	1,770,000	1,765,814
Series 2006-C4, Class A4 (P)	6.067	06-15-38	1,720,000	1,904,503
Series 2007-C2, Class A3	5.430	02-15-40	2,125,000	2,230,559

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.377	10-25-36	1,244,172	1,114,648

Morgan Stanley Capital I
Series 2007-IQ13, Class A4 (P)	5.364	03-15-44	2,025,000	2,109,305
Series 2008-HQ8, Class AM	5.647	03-12-44	1,645,000	1,671,091

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.747	03-25-44	1,227,915	1,033,124

12 Government Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.417	11-25-34	$17,749,771	$815,027
Series 2005-AR1, Class X IO	1.509	01-25-45	28,741,407	1,276,320
Series 2005-AR12, Class 1A2 (P)	2.485	10-25-35	365,974	341,950
Series 2006-AR4, Class 1A1B (P)	1.158	05-25-46	818,902	394,760
Series 2005-AR13, Class B1 (P)	0.857	10-25-45	1,472,371	212,818
Series 2005-AR6, Class B1 (P)	0.857	04-25-45	1,620,462	200,181

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.115	04-25-35	1,092,713	921,694

U.S. Government Agency 5.27%				19,521,375

Federal Home Loan Mortgage Corp.
Series 3528, Class AD	4.500	10-15-46	1,985,126	2,037,963
Series 3581, Class IO	6.000	10-15-39	1,031,945	152,589
Series 3623, Class LI IO	4.500	01-15-25	1,065,913	92,226
Series 3630, Class BI IO	4.000	05-15-27	716,269	46,534
Series 3699, Class MI IO	4.500	01-15-38	2,828,496	412,566
Series 3747, Class HI IO	4.500	07-15-37	6,441,042	720,241
Series 3794, Class PI IO	4.500	02-15-38	1,600,476	201,174
Series 3833, Class LI IO	2.053	10-15-40	7,509,575	432,934

Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	3,248,186	3,620,698
Series 2009-109, Class IW IO	4.500	04-25-38	1,565,657	158,627
Series 2009-47, Class EI IO	5.000	08-25-19	1,415,094	149,263
Series 2009-50, Class GI IO	5.000	05-25-39	2,843,314	437,014
Series 2009-78, Class IB IO	5.000	06-25-39	3,669,238	515,360
Series 2010-14, Class AI IO	4.000	08-25-27	2,027,127	161,492
Series 2010-25, Class NI IO	5.000	03-25-25	5,047,116	511,617
Series 2010-3, Class LI IO	5.000	02-25-25	13,432,413	1,327,245
Series 2010-36, Class BI IO	4.000	03-25-28	2,152,576	171,908
Series 2010-68, Class CI IO	5.000	11-25-38	2,004,006	278,204
Series 398, Class C3 IO	4.500	05-25-39	2,249,154	317,705
Series 401, Class C2 IO	4.500	06-25-39	1,538,594	173,116
Series 402, Class 3 IO	4.000	11-25-39	1,814,920	268,717
Series 402, Class 4 IO	4.000	10-25-39	3,149,804	489,361
Series 402, Class 7 IO	4.500	11-25-39	2,689,061	366,069
Series 407, Class 15 IO	5.000	01-25-40	1,948,263	311,816
Series 407, Class 16 IO	5.000	01-25-40	491,951	69,215
Series 407, Class 17 IO	5.000	01-25-40	416,785	59,460
Series 407, Class 21 IO	5.000	01-25-39	1,738,175	203,741
Series 407, Class 7 IO	5.000	03-25-41	1,451,949	256,245
Series 407, Class 8 IO	5.000	03-25-41	675,312	120,392

Government National Mortgage Association
Series 2009-45, Class DA	4.500	06-20-39	4,783,357	5,135,006
Series 2010-78, Class AI IO	4.500	04-20-39	2,687,457	322,877

Asset Backed Securities 2.72%				$10,065,043

(Cost $10,256,313)

Asset Backed Securities 2.72%				10,065,043

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.617	09-25-34	$667,622	602,236

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.677	03-25-35	665,958	514,358

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.607	02-28-41	662,848	576,102

See notes to financial statements	Semiannual report | Government Income Fund 13

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.497	07-25-36	$890,249	$686,947

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.707	05-25-35	615,000	543,722
Series 2006-NC4, Class A5 (P)	0.317	10-25-36	301,935	233,370

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.437	06-25-36	1,291,293	1,011,472

Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04-25-37	1,600,000	1,610,992

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.737	11-25-35	645,000	486,104

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.707	03-25-35	547,000	369,123

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.337	03-25-35	1,155,000	1,030,460

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.887	02-25-35	1,170,000	897,960
Series 2005-WCH1, Class M2 (P)	0.777	01-25-36	1,210,000	1,034,102

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.667	05-25-35	527,219	468,095

		Yield (%)	Shares	Value

Securities Lending Collateral 2.58%				$9,551,787

(Cost $9,552,511)
John Hancock Collateral Investment Trust (W)		0.3328 (Y)	954,501	9,551,787

			Par value	Value
Short-Term Investments 2.54%				$9,421,000

(Cost $9,421,000)
Repurchase Agreement 2.54%

Repurchase Agreement with State Street Corp. dated 11-30-11 at 0.010%
to be repurchased at $9,421,003 on 12-1-11, collateralized by $9,390,000
Federal Home Loan Bank, 1.750% due 12-14-12 (valued at
$9,613,013, including interest)			$9,421,000	9,421,000

Total investments (Cost $366,451,003)† 101.35%				$375,531,995

Other assets and liabilities, net (1.35%)				($5,002,102)

Total net assets 100.00%				$370,529,893

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

14 Government Income Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool.) Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security — (Principal Tranche of Stripped Security.) Rate shown is the annualized yield on date of purchase.

TBA To Be Announced

(D) Principal amount of security is adjusted for inflation.

(L) All or a portion of this security is on loan as of 11-30-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $367,591,817. Net unrealized appreciation aggregated $7,940,178, of which $13,527,816 related to appreciated investment securities and $5,587,638 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Government Income Fund 15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $356,898,492) including
$9,364,068 of securities loaned (Note 2)	$365,980,208
Investments in affiliated issuers, at value (Cost $9,552,511) (Note 2)	9,551,787

Total investments, at value (Cost $366,451,003)	375,531,995
Cash	13,773,138
Cash held at broker for futures contracts	273,075
Receivable for fund shares sold	347,457
Interest receivable	1,813,639
Receivable for securities lending income	2,226
Receivable for futures variation margin	10,453
Receivable due from adviser	402
Other receivables and prepaid expenses	67,477

Total assets	391,819,862

Liabilities

Payable for delayed delivery securities	10,659,092
Payable for fund shares repurchased	730,195
Payable upon return of securities loaned (Note 2)	9,553,628
Distributions payable	133,858
Payable to affiliates
Accounting and legal services fees	10,696
Transfer agent fees	65,191
Distribution and service fees	28,742
Trustees’ fees	42,696
Other liabilities and accrued expenses	65,871

Total liabilities	21,289,969

Net assets

Paid-in capital	$377,857,482
Accumulated distributions in excess of net investment income	(729,229)
Accumulated net realized loss on investments and futures contracts	(15,699,251)
Net unrealized appreciation (depreciation) on investments and
futures contracts	9,100,891
Net assets	$370,529,893

16	Government Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($321,769,851 ÷ 32,880,411 shares)	$9.79
Class B ($12,814,937 ÷ 1,309,948 shares)[1]	$9.78
Class C ($35,945,105 ÷ 3,672,789 shares)[1]	$9.79

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.25

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Government Income Fund 17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,543,514
Securities lending	16,318
Total investment income	5,559,832

Expenses

Investment management fees (Note 5)	1,080,278
Distribution and service fees (Note 5)	605,429
Accounting and legal services fees (Note 5)	28,730
Transfer agent fees (Note 5)	361,643
Trustees’ fees (Note 5)	14,228
State registration fees	20,546
Printing and postage	17,971
Professional fees	27,474
Custodian fees	23,963
Registration and filing fees	10,293
Other	10,357

Total expenses	2,200,912

Less expense reductions (Note 5)	(98,376)

Net expenses	2,102,536

Net investment income	3,457,296

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,229,974
Investments in affiliated issuers	(2,009)
Futures contracts (Note 3)	928,821
5,156,786
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(320,738)
Investments in affiliated issuers	(2,370)
Futures contracts (Note 3)	7,055
(316,053)
Net realized and unrealized gain	4,840,733

Increase in net assets from operations	$8,298,029

18 Government Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$3,457,296	$8,576,246
Net realized gain	5,156,786	7,700,128
Change in net unrealized appreciation (depreciation)	(316,053)	2,104,603

Increase in net assets resulting from operations	8,298,029	18,380,977

Distributions to shareholders
From net investment income
Class A	(4,183,466)	(10,172,751)
Class B	(112,006)	(329,609)
Class C	(291,830)	(755,187)

Total distributions	(4,587,302)	(11,257,547)

From Fund share transactions (Note 6)	20,333,569	(36,930,171)

Total increase (decrease)	24,044,296	(29,806,741)

Net assets

Beginning of period	346,485,597	376,292,338

End of period	$370,529,893	$346,485,597

Accumulated undistributed/(distributions in excess of) net
investment income	($729,229)	$400,777

See notes to financial statements	Semiannual report | Government Income Fund 19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$9.68	$9.49	$9.19	$9.09	$8.87	$8.79
Net investment income[2]	0.10	0.23	0.30	0.33	0.41	0.41
Net realized and unrealized gain on investments	0.14	0.26	0.34	0.13	0.23	0.09
Total from investment operations	0.24	0.49	0.64	0.46	0.64	0.50
Less distributions
From net investment income	(0.13)	(0.30)	(0.34)	(0.36)	(0.42)	(0.42)
Net asset value, end of period	$9.79	$9.68	$9.49	$9.19	$9.09	$8.87
Total return (%)[3,4]	2.49[5]	5.25	7.08	5.15	7.30	5.76

Ratios and supplemental data

Net assets, end of period (in millions)	$322	$309	$327	$337	$322	$320
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.12	1.13	1.21[7]	1.10	1.10
Expenses net of fee waivers	1.09[6]	1.07	1.09	1.16[7]	1.04	1.05
Expenses net of fee waivers and credits	1.09[6]	1.07	1.08	1.16[7]	1.04	1.05
Net investment income	2.02	2.41	3.22	3.70	4.53	4.64
Portfolio turnover (%)	40	83	91	157	154	168

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20 Government Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$9.68	$9.49	$9.18	$9.09	$8.87	$8.79
Net investment income[2]	0.06	0.16	0.23	0.26	0.34	0.34
Net realized and unrealized gain on investments	0.13	0.26	0.35	0.12	0.23	0.09
Total from investment operations	0.19	0.42	0.58	0.38	0.57	0.43
Less distributions
From net investment income	(0.09)	(0.23)	(0.27)	(0.29)	(0.35)	(0.35)
Net asset value, end of period	$9.78	$9.68	$9.49	$9.18	$9.09	$8.87
Total return (%)[3,4]	2.00[5]	4.47	6.39	4.25	6.51	4.98

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$11	$15	$21	$17	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.87	1.88	1.97[7]	1.86	1.85
Expenses net of fee waivers	1.84[6]	1.82	1.84	1.92[7]	1.80	1.80
Expenses net of fee waivers and credits	1.84[6]	1.82	1.83	1.92[7]	1.79	1.80
Net investment income	1.27	1.65	2.48	2.90	3.79	3.88
Portfolio turnover (%)	40	83	91	157	154	168

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$9.68	$9.49	$9.18	$9.09	$8.86	$8.79
Net investment income[2]	0.06	0.16	0.23	0.25	0.34	0.34
Net realized and unrealized gain on investments	0.14	0.26	0.35	0.13	0.24	0.08
Total from investment operations	0.20	0.42	0.58	0.38	0.58	0.42
Less distributions
From net investment income	(0.09)	(0.23)	(0.27)	(0.29)	(0.35)	(0.35)
Net asset value, end of period	$9.79	$9.68	$9.49	$9.18	$9.09	$8.86
Total return (%)[3,4]	2.11[5]	4.47	6.41	4.25	6.51	4.98

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$26	$34	$36	$10	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.87	1.87	2.00[7]	1.85	1.85
Expenses net of fee waivers	1.84[6]	1.82	1.84	1.93[7]	1.79	1.80
Expenses net of fee waivers and credits	1.84[6]	1.82	1.83	1.93[7]	1.79	1.80
Net investment income	1.28	1.65	2.46	2.79	3.75	3.91
Portfolio turnover (%)	40	83	91	157	154	168

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Government Income Fund 21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

22 Government Income Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$296,834,366	—	$296,834,366	—
Corporate Bonds	1,724,007	—	1,724,007	—
Collateralized Mortgage
Obligations	47,935,792	—	47,935,792	—
Asset Backed Securities	10,065,043	—	10,065,043	—
Securities Lending Collateral	9,551,787	$9,551,787	—	—
Short-Term Investments	9,421,000	—	9,421,000	—

Total Investments in
Securities	$375,531,995	$9,551,787	$365,980,208	—
Other Financial Instruments:
Futures	$19,899	$19,899	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011 there were no significant transfers into or out of Level 1 assets. The transfers into and out of Level 2 and Level 3 are detailed below.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COLLATERALIZED MORTGAGE
OBLIGATIONS

Balance as of 5-31-11	$3,764,750
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	$3,764,750
Balance as of 11-30-11	—
Change in unrealized at period end*	—

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Semiannual report | Government Income Fund 23

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage-assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to

24 Government Income Fund | Semiannual report

changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $17,132,617 available to offset future net realized capital gains as of May 31, 2011. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2013	2014	2015	2018

$1,016,925	$9,620,557	$6,462,038	$33,097

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Government Income Fund 25

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals, distributions payable and amortization and accretion on debt securities.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at November 30,

26 Government Income Fund | Semiannual report

2011. During the six months ended November 30, 2011, the Fund held futures contracts with USD absolute notional values ranging from $13.9 million to $25.6 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-Year	60	Long	Mar 2012	$8,482,500	($137,567)
Bond Futures
U.S. Treasury Ultra	35	Short	Mar 2012	(5,440,313)	129,510
Long Bond Futures
U.S. Treasury 10-Year	39	Short	Mar 2012	(5,044,406)	23,046
Note Futures
U.S. Treasury 5-Year	54	Short	Mar 2012	(6,622,594)	4,910
Note Futures
					$19,899

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Receivable/payable for	Futures†	$157,466	($137,567)
contracts	futures variation margin

Total			$157,466	($137,567)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS	TOTAL

Interest rate	Net realized gain on	$928,821	$928,821
contracts
Total		$928,821	$928,821

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS	TOTAL

Interest rate	Change in unrealized	$7,055	$7,055
contracts	appreciation
	(depreciation) of
Total		$7,055	$7,055

Semiannual report | Government Income Fund 27

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net assets; (b) 0.500% of the next $300,000,000; (c) 0.480% of the next $400,000,000; (d) 0.450% of the next $1,000,000,000 and (e) 0.430% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the management fee to a maximum annual rate of 0.55% of the Fund’s average daily net assets, until at least September 30, 2012. Accordingly, the expense reduction related to the management fee limitation amounted to $98,222 for the six months ended November 30, 2011.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 1.09%, 1.84%, and 1.84% for Class A, Class B and Class C shares, respectively. These expense reductions amounted to $154 for Class C for the six months ended November 30, 2011. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2012.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

28 Government Income Fund | Semiannual report

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $138,259 for the six months ended November 30, 2011. Of this amount, $2,160 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $116,665 was paid as sales commissions to broker-dealers and $19,434 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $17,107 and $4,785 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$393,375	$318,411
Class B	58,914	11,967
Class C	153,140	31,265
Total	$605,429	$361,643

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Government Income Fund 29

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,624,292	$35,467,906	4,506,463	$43,274,408
Distributions reinvested	355,337	3,468,106	843,428	8,094,884
Repurchased	(3,065,745)	(29,929,845)	(7,901,162)	(75,725,123)

Net increase (decrease)	913,884	$9,006,167	(2,551,271)	($24,355,831)

Class B shares

Sold	376,200	$3,693,783	326,525	$3,138,523
Distributions reinvested	7,966	77,735	23,636	226,743
Repurchased	(220,142)	(2,151,486)	(818,335)	(7,836,663)

Net increase (decrease)	164,024	$1,620,032	(468,174)	($4,471,397)

Class C shares

Sold	1,645,242	$16,110,648	1,050,565	$10,073,172
Distributions reinvested	18,753	183,112	47,444	455,379
Repurchased	(674,242)	(6,586,390)	(1,946,587)	(18,631,494)

Net increase (decrease)	989,753	$9,707,370	(848,578)	($8,102,943)

Net increase (decrease)	2,067,661	$20,333,569	(3,868,023)	($36,930,171)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $107,584,903 and $63,132,113, respectively, for the six months ended November 30, 2011. Purchases and sales of U.S. Treasury obligations aggregated $42,971,242 and $75,161,761, respectively, for the six months ended November 30, 2011.

30 Government Income Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Government Income Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser), and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

Semiannual report | Government Income Fund 31

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

32 Government Income Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Government Income Fund Class A	5.84%	5.48%	5.25%	4.84%
Intermediate Government Category Average	5.79%	5.43%	5.33%	5.04%
BarCap US Government TR Index	5.52%	5.07%	5.45%	5.42%

The Board noted that, although the Fund had underperformed its Category’s average performance and its benchmark index’s performance over two longer performance periods, the Fund had outperformed over recent periods. The Board was satisfied with the steps taken by the Adviser and Subadviser to address the Fund’s underperformance.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for

Semiannual report | Government Income Fund 33

accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was six basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.60%	0.54%
Gross Expense Ratio	1.13%	1.08%
Net Expense Ratio	1.08%	1.01%

The Board viewed favorably the Adviser’s contractual agreement to waive all of its advisory fees to the extent necessary to maintain the Fund’s net advisory fee ratio at 0.55% until September 30, 2012. The Board also viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.09% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2012. The Board favorably considered the impact of these contractual agreements towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

34 Government Income Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Government Income Fund 35

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36 Government Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	560SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Fund

Semiannual Report
11.30.11

A look at performance

Total returns for the period ended November 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge			with maximum sales charge				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11

Class A	–15.66	–1.95	5.53	–21.30	–15.66	–9.39	71.36	6.55

Class B	–16.94	–2.04	5.40	–21.85	–16.94	–9.77	69.23	6.10

Class C	–13.47	–1.85	5.21	–18.90	–13.47	–8.90	66.15	6.11

Class I1,2	–11.64	–0.79	6.37	–17.62	–11.64	–3.89	85.37	7.23

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows (%):

Class A	Class B	Class C	Class I
1.03	1.78	1.78	0.68

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	11-30-01	$16,923	$16,923	$22,076

Class C3	11-30-01	16,615	16,615	22,076

Class I [1,2]	11-30-01	18,537	18,537	22,076

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Bank of America Merrill Lynch US High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 6-30-93 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 8-27-07. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

2 For certain types of investors as described in the Fund’s prospectus.

3 No contingent deferred sales charge is applicable.

Semiannual report | High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$824.80	$4.88

Class B	1,000.00	821.60	8.29

Class C	1,000.00	819.00	8.28

Class I	1,000.00	823.80	3.28

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,019.60	$5.40

Class B	1,000.00	1,015.90	9.17

Class C	1,000.00	1,015.90	9.17

Class I	1,000.00	1,021.40	3.64

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.07%, 1.82%, 1.82% and 0.72% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | High Yield Fund	9

Portfolio summary

Top 10 Issuers (54.3% of Net Assets on 11-30-11)[1,2]

Greektown Superholdings, Inc.	9.0%	Canadian Satellite Radio Holdings, Inc.	4.7%

XM Satellite Radio, Inc.	8.0%	Ford Motor Company	4.5%

Charter Communications, Inc.	5.7%	American Pacific Corp.	4.3%

Mohegan Tribal Gaming Authority	5.3%	United Continental Holdings, Inc.	3.9%

Delta Air Lines, Inc.	5.2%	Continental Airlines Finance Trust II	3.7%

Sector Composition[1,4]

Consumer Discretionary	54.1%	Utilities	0.8%

Industrials	19.2%	Telecommunication Services	0.5%

Materials	8.9%	Collateralized Mortgage Obligations	0.5%

Financials	5.1%	Information Technology	0.3%

Health Care	2.0%	Municipal Bonds	0.1%

Energy	1.8%	Short-Term Investments & Other	5.3%

Consumer Staples	1.4%

Quality Composition[1,5]

BB	6.2%

B	21.9%

CCC & Below	36.5%

Not Rated	3.9%

Equity	17.4%

Preferred Securities	8.8%

Short-Term Investments
& Other	5.3%

1 As a percentage of net assets on 11-30-11.

2 Cash and cash equivalents not included.

3 Credit Default Swaps

The following table outlines, as of 11-30-11, the Fund’s investment exposure to issuers for which the Fund holds credit default swaps which are included in the percentage for “Short-Term Investments & Other.” For more information on credit default swaps, refer to Note 3 of the Notes to Financial Statements.

		Unrealized
	Investments Held	Depreciation on
Issuer	by the Fund	Credit Default Swaps
Texas Competitive Electric Holdings Company LLC	0.00%	0.84%

4 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to market conditions.

5 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10	High Yield Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 42.28%				$251,071,647

(Cost $331,732,921)

Consumer Discretionary 20.66%				122,717,208

Auto Components 1.34%

Exide Technologies	8.625	02-01-18	$9,950,000	7,960,000

Hotels, Restaurants & Leisure 12.00%

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	22,920,000	14,325

Greektown Superholdings, Inc. (V)	13.000	07-01-15	26,188,000	26,842,700

Indianapolis Downs LLC & Capital Corp.,
PIK (H)(S)	15.500	11-01-13	726,488	36,324

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	11,391,000	9,454,530

Majestic Holdco LLC (H)(S)	12.500	10-15-11	10,000,000	162,500

Mashantucket Western Pequot Tribe (H)(S)	5.912	09-01-21	1,470,000	587,868

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	42,590,000	1,916,550

Mohegan Tribal Gaming Authority	6.125	02-15-13	15,655,000	10,527,988

Mohegan Tribal Gaming Authority	6.875	02-15-15	5,700,000	2,736,000

Mohegan Tribal Gaming Authority	7.125	08-15-14	15,425,000	7,789,625

Mohegan Tribal Gaming Authority	8.000	04-01-12	6,360,000	4,134,000

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	6,945,000	6,458,850

Waterford Gaming LLC (S)	8.625	09-15-14	1,689,366	608,039

Household Durables 1.56%

Beazer Homes USA, Inc.	9.125	06-15-18	2,555,000	1,686,300

Beazer Homes USA, Inc.	9.125	05-15-19	7,285,000	4,753,456

Standard Pacific Corp.	8.375	01-15-21	3,100,000	2,859,750

Media 5.76%

Adelphia Communications Corp.,
Escrow Certificates (A)(I)	9.875	—	5,985,000	18,554

Adelphia Communications Corp.,
Escrow Certificates (A)(I)	10.250	—	2,990,000	9,269

Canadian Satellite Radio Holdings, Inc.
(CAD) (D)	8.000	09-10-14	9,855,000	9,662,238

Canadian Satellite Radio Holdings, Inc.
(CAD) (D)	9.750	06-21-18	12,025,000	11,789,794

Clear Channel Communications, Inc., PIK	11.000	08-01-16	21,724,012	12,708,547

SuperMedia, Inc., Escrow Certificates (I)	8.000	11-15-16	68,145,000	1

See notes to financial statements	Semiannual report | High Yield Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Consumer Staples 0.77%				$4,575,000

Household Products 0.77%

Reynolds Group Issuer, Inc. (S)	9.875	08-15-19	$5,000,000	4,575,000

Energy 0.93%				5,514,216

Oil, Gas & Consumable Fuels 0.93%

Dominion Petroleum Acquisitions, PIK (R)	10.000	10-01-12	4,068,073	4,108,753

Peabody Energy Corp. (S)	6.250	11-15-21	1,395,000	1,405,463

Financials 3.12%				18,528,155

Diversified Financial Services 0.25%

Nationstar Mortgage	10.875	04-01-15	1,500,000	1,507,500

Real Estate Investment Trusts 0.42%

iStar Financial, Inc.	5.850	03-15-17	2,100,000	1,664,250

iStar Financial, Inc.	5.875	03-15-16	1,000,000	815,000

Real Estate Management & Development 2.45%

FDR Management LLC (Z)	Zero	11-01-15	5,802,864	3,771,861

Realogy Corp.	11.500	04-15-17	1,420,000	1,082,750

Realogy Corp.	12.000	04-15-17	10,863,092	8,147,319

Realogy Corp.	13.375	04-15-18	2,315,000	1,539,475

Health Care 2.00%				11,880,951

Biotechnology 0.39%

Kinetic Concepts, Inc. (S)	10.500	11-01-18	2,435,000	2,337,600

Health Care Providers & Services 0.94%

Community Health Systems, Inc.	8.875	07-15-15	277,000	284,618

HCA, Inc.	8.500	04-15-19	1,860,000	2,008,800

LifePoint Hospitals, Inc.	6.625	10-01-20	145,000	147,900

National Mentor Holdings, Inc. (S)	12.500	02-15-18	3,520,000	3,132,800

Pharmaceuticals 0.67%

Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01-15-22	3,863,000	3,969,233

Industrials 4.85%				28,775,179

Aerospace & Defense 1.72%

Colt Defense LLC	8.750	11-15-17	13,990,000	10,212,700

Airlines 1.60%

American Airlines Pass Through Trust 1991 (H)(S)	10.320	07-30-14	3,639,209	2,365,486

KLM Royal Dutch Airlines NV (2.125% to
2-12-15, coupon reset every 10 years
by company) (CHF) (D)(Q)	2.125	02-12-15	1,680,000	634,413

US Airways 1998-1C Pass Through Trust	6.820	01-30-14	7,296,879	6,475,980

US Airways Group, Inc., Escrow Certificates (A)(I)	—	06-01-12	606,056	0

Road & Rail 1.53%

Swift Services Holdings, Inc.	10.000	11-15-18	4,105,000	4,269,200

Western Express, Inc. (S)	12.500	04-15-15	13,020,000	4,817,400

Materials 8.62%				51,200,938

Chemicals 4.17%

American Pacific Corp.	9.000	02-01-15	25,565,000	24,766,094

12	High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Construction Materials 0.26%

Cemex Finance LLC (S)	9.500	12-14-16	$1,975,000	$1,584,938

Containers & Packaging 0.31%

Solo Cup Company	10.500	11-01-13	1,810,000	1,828,100

Metals & Mining 3.59%

FMG Resources August 2006 Pty, Ltd. (S)	6.875	02-01-18	2,630,000	2,413,025

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	2,005,000	1,967,406

Rain CII Carbon LLC (S)	8.000	12-01-18	17,120,000	16,927,400

Paper & Forest Products 0.29%

APP Finance II Mauritius, Ltd. (H)	12.000	12-29-49	7,500,000	750

Sappi Papier Holding GmbH (S)	7.500	06-15-32	2,155,000	1,713,225

Telecommunication Services 0.53%				3,120,000

Diversified Telecommunication Services 0.53%

Intelsat Jackson Holdings SA	11.250	06-15-16	3,000,000	3,120,000

Utilities 0.80%				4,760,000

Independent Power Producers & Energy Traders 0.80%

NRG Energy, Inc. (S)	7.625	05-15-19	2,000,000	1,910,000

NRG Energy, Inc. (S)	7.875	05-15-21	3,000,000	2,850,000

Convertible Bonds 19.51%				$115,887,519

(Cost $126,051,068)

Consumer Discretionary 14.20%				84,328,859

Auto Components 0.68%

Exide Technologies (Z)	Zero	09-18-13	$5,310,000	4,038,786

Automobiles 4.49%

Ford Motor Company	4.250	11-15-16	18,995,000	26,640,488

Hotels, Restaurants & Leisure 0.38%

MGM Resorts International	4.250	04-15-15	2,464,000	2,285,360

Media 7.99%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	36,925,000	47,448,625

Multiline Retail 0.66%

Saks, Inc. (S)	7.500	12-01-13	2,080,000	3,915,600

Consumer Staples 0.16%				964,100

Tobacco 0.16%

Alliance One International, Inc.	5.500	07-15-14	1,240,000	964,100

Industrials 4.88%				28,975,210

Airlines 4.88%

AMR Corp. (H)	6.250	10-15-14	8,837,000	1,811,585

United Continental Holdings, Inc.	6.000	10-15-29	10,600,000	23,320,000

US Airways Group, Inc.	7.250	05-15-14	3,170,000	3,843,625

Information Technology 0.27%				1,619,350

Internet Software & Services 0.27%

Equinix, Inc.	4.750	06-15-16	1,165,000	1,619,350

See notes to financial statements	Semiannual report | High Yield Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 0.06%				$380,000

(Cost $2,000,000)

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.
(American Airline Project) (Texas) (H)	9.125	05-01-29	$2,000,000	380,000

Term Loans (M) 6.23%				$36,976,681

(Cost $43,015,162)

Consumer Discretionary 4.81%				28,529,178

Hotels, Restaurants & Leisure 3.14%

Revel Entertainment LLC	9.000	02-17-17	$21,000,000	18,658,500

Media 1.67%

Clear Channel Communications, Inc.	3.900	01-28-16	3,250,000	2,417,188

RH Donnelley, Inc.	9.000	10-24-14	2,649,334	997,917

The Star Tribune Company	8.000	09-28-14	1,240,579	1,128,927

The Star Tribune Company	8.000	09-29-14	1,102,737	1,086,196

Vertis, Inc.	11.750	12-31-15	6,461,638	4,240,450

Consumer Staples 0.49%				2,911,389

Food & Staples Retailing 0.49%

Great Atlantic & Pacific Tea Company	8.750	06-15-12	2,911,389	2,911,389

Financials 0.93%				5,536,114

Real Estate Investment Trusts 0.73%

iStar Financial, Inc.	7.000	06-30-14	4,550,000	4,368,001

Real Estate Management & Development 0.20%

Realogy Corp.	13.500	10-15-17	1,195,000	1,168,113

Collateralized Mortgage Obligations 0.46%				$2,730,298

(Cost $2,147,511)

Commercial & Residential 0.46%				2,730,298

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.349	05-19-47	$146,537,711	967,149
Series 2007-4, Class ES IO	0.350	07-19-47	182,681,140	986,478
Series 2007-6, Class ES IO (S)	0.342	08-19-37	122,503,305	776,671

			Shares	Value
Common Stocks 14.79%				$87,820,787

(Cost $161,643,654)

Consumer Discretionary 8.08%				47,960,532

Auto Components 0.67%

Lear Corp.			94,653	3,968,800

Hotels, Restaurants & Leisure 0.48%

FDR Management LLC (I)			1,632	0

Greektown Superholdings, Inc. (I)(V)			18,486	1,288,729

Trump Entertainment Resorts, Inc. (I)			382,151	1,528,604

14	High Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value
Media 6.93%

Canadian Satellite Radio Holdings, Inc. (I)	1,340,531	$4,363,511

Canadian Satellite Radio Holdings, Inc., Class A (I)	597,071	1,943,503

Charter Communications, Inc., Class A (I)	612,262	32,370,292

Granite Broadcasting Corp. (I)	11,688	12

The Star Tribune Company (I)	43,011	1,290,330

Vertis Holdings, Inc. (I)	357,027	1,206,751

Energy 0.90%		5,362,142

Oil, Gas & Consumable Fuels 0.90%

Dominion Petroleum, Ltd., GDR (I)	51,630,246	4,962,956

Po Valley Energy, Ltd. (I)	2,516,320	399,186

Industrials 5.56%		33,025,258

Airlines 5.22%

Delta Air Lines, Inc. (I)	3,819,890	31,017,507

Global Aviation Holdings, Inc. (I)	87,000	0

Commercial Services & Supplies 0.34%

Kaiser Group Holdings, Inc. (I)	81,949	2,007,751

Machinery 0.00%

Glasstech, Inc., Class B (I)	4,430	0

Glasstech, Inc., Class C (I)	10	0

Materials 0.25%		1,472,855

Chemicals 0.25%

American Pacific Corp. (I)	100,500	813,045

Applied Extrusion Technologies, Inc., Class A (I)(L)	51,082	659,810

	Shares	Value
Preferred Securities 8.81%		$52,317,525

(Cost $65,811,594)

Consumer Discretionary 3.82%		22,658,727

Auto Components 0.73%

Dana Holding Corp., 4.000% (S)	25,000	2,630,125

The Goodyear Tire & Rubber Company,
5.875%	35,415	1,713,732

Hotels, Restaurants & Leisure 1.86%

Greektown Superholdings, Inc., Series A (I)(V)	158,092	11,021,189

Household Durables 0.24%

Beazer Homes USA, Inc., 7.250%	62,786	659,253

Beazer Homes USA, Inc., 7.500%	62,786	763,478

Media 0.99%

Xanadoo Company, Series C (I)	345,350	5,870,950

Financials 1.03%		6,142,903

Real Estate Investment Trusts 1.03%

iStar Financial, Inc., Series F, 7.800%	229,165	3,304,559

iStar Financial, Inc., Series G, 7.650%	199,182	2,838,344

See notes to financial statements	Semiannual report | High Yield Fund	15

		Shares	Value
Industrials 3.96%			$23,515,895

Airlines 3.71%

Continental Airlines Finance Trust II, 6.000%		804,002	22,009,555

Machinery 0.25%

Glasstech, Inc., Series A (I)		144	143,613

Glasstech, Inc., Series B (I)		4,475	1,362,727

Glasstech, Inc., Series C (I)		11	0

		Shares	Value
Warrants 2.58%			$15,351,804

(Cost $23,551,613)

Charter Communications, Inc., Class A (Expiration Date: 11-30-14;
Strike Price: $46.86) (I)		76,057	1,160,261

Charter Communications, Inc., Class A (Expiration Date: 11-30-14;
Strike Price: $51.28) (I)		5,586	73,735

Granite Broadcasting Corp., Class A (Expiration Date: 6-4-12;
Strike Price: $32.37) (I)		29,220	3

Greektown Superholdings, Inc. (A)(I)(V)		202,511	14,117,805

The Star Tribune Company (Expiration Date: 9-28-13;
Strike Price $151.23) (I)		15,943	0

	Yield	Shares	Value
Securities Lending Collateral 0.01%			$46,361

(Cost $46,327)

John Hancock Collateral Investment Trust (W)	0.3328% (Y)	4,632	46,361

		Par value	Value
Short-Term Investments 0.94%			$5,612,022

(Cost $5,612,022)

Repurchase Agreement 0.94%			5,612,022
Repurchase Agreement with State Street Corp. dated 11-30-11
at 0.010% to be repurchased at $5,612,023 on 12-1-11,
collateralized by $5,200,000 U.S. Treasury Notes, 2.750% due
2-15-19 (valued at $5,687,500, including interest) and
$40,000 U.S. Treasury Notes, 1.375% due 5-15-13
(valued at $40,669, including interest)		$5,612,022	5,612,022

Total investments (Cost $761,611,872)† 95.67%			$568,194,644

Other assets and liabilities, net 4.33%			$25,697,007

Total net assets 100.00%			$593,891,651

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

16	High Yield Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

Currency abbreviations
CAD — Canadian Dollar
CHF — Swiss Franc

GDR Global Depositary Receipt

IO Interest Only Security — Interest Tranche of Stripped Security. Rate shown is the annualized yield at the end of the period.

PIK Payment-in-kind

(A) Strike price, rate and/or expiration date not available.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
					percentage
	Acquisition		Beginning par	Ending par	of Fund’s	Value as of
Issuer, description	date	Cost	amount	amount	net assets	11-30-11

Dominion Petroleum
Acquisitions, PIK	10-1-07	$4,066,915	$3,853,231	$4,068,073	0.69%	$4,108,753
Bought: $214,842 Par

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,978,983 or 21.21% of the Fund’s net assets as of 11-30-11.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $761,544,474. Net unrealized depreciation aggregated $193,349,830, of which $44,862,894 related to appreciated investment securities and $238,212,724 related to depreciated investment securities.

See notes to financial statements	Semiannual report | High Yield Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $697,429,267) including
$34,715 of securities loaned (Note 2)	$514,877,860
Investments in affiliated issuers, at value (Cost $64,182,605) (Note 2) (Note 8)	53,316,784

Total investments, at value (Cost $761,611,872)	568,194,644
Cash	13,072,519
Foreign currency, at value (Cost $98,821)	101,176
Cash collateral for swap contracts (Note 3)	4,800,000
Receivable for investments sold	6,520,763
Receivable for fund shares sold	525,095
Receivable for forward foreign currency exchange contracts (Note 3)	451,151
Dividends and interest receivable	10,560,147
Other receivables and prepaid expenses	104,349

Total assets	604,329,844

Liabilities

Payable for investments purchased	1,663,179
Payable for forward foreign currency exchange contracts (Note 3)	29,697
Payable for fund shares repurchased	2,587,418
Payable upon return of securities loaned (Note 2)	46,287
Swap contracts, at value (Note 3)	4,994,859
Distributions payable	739,966
Payable to affiliates
Accounting and legal services fees	23,749
Transfer agent fees	109,584
Distribution and service fees	47,148
Trustees’ fees	59,044
Other liabilities and accrued expenses	137,262

Total liabilities	10,438,193

Net assets

Paid-in capital	$1,283,304,304
Undistributed net investment income	7,563,448
Accumulated net realized loss on investments, foreign currency transactions
and swap agreements	(498,966,101)
Net unrealized appreciation (depreciation) on investments, translation of
assets and liabilities in foreign currencies and swap agreements	(198,010,000)

Net assets	$593,891,651

18	High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($387,510,758 ÷ 122,429,819 shares)	$3.17
Class B ($55,454,422 ÷ 17,506,940 shares)[1]	$3.17
Class C ($131,779,807 ÷ 41,651,742 shares)[1]	$3.16
Class I ($19,146,664 ÷ 6,053,389 shares)	$3.16

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$3.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | High Yield Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Investment income

Interest from unaffiliated issuers	$24,710,043
Interest from affiliated issuers	2,056,921
Dividends	2,032,008
Securities lending	104
Less foreign taxes withheld	(1,516)

Total investment income	28,797,560

Expenses

Investment management fees (Note 5)	1,926,475
Distribution and service fees (Note 5)	1,752,765
Accounting and legal services fees (Note 5)	56,828
Transfer agent fees (Note 5)	717,892
Trustees’ fees (Note 5)	42,239
State registration fees	59,511
Printing and postage	48,811
Professional fees	69,834
Custodian fees	87,623
Registration and filing fees	13,955
Other	15,887

Total expenses	4,791,820

Net investment income	24,005,740

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(121,245,211)
Investments in affiliated issuers	1,190,913
Swap contracts (Note 3)	(1,117,221)
Foreign currency transactions	657,879

(120,513,640)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(48,301,502)
Investments in affiliated issuers	(6,801,538)
Swap contracts (Note 3)	(3,627,996)
Translation of assets and liabilities in foreign currencies	642,956

(58,088,080)

Net realized and unrealized loss	(178,601,720)

Decrease in net assets from operations	($154,595,980)

20	High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11
Increase (decrease) in net assets

From operations
Net investment income	$24,005,740	$70,252,206
Net realized loss	(120,513,640)	(132,924,970)
Change in net unrealized appreciation (depreciation)	(58,088,080)	236,254,037

Increase (decrease) in net assets resulting from operations	(154,595,980)	173,581,273

Distributions to shareholders
From net investment income
Class A	(13,794,612)	(57,501,843)
Class B	(1,723,154)	(7,368,968)
Class C	(4,160,895)	(17,188,343)
Class I	(1,151,589)	(4,977,348)

Total distributions	(20,830,250)	(87,036,502)

From Fund share transactions (Note 6)	(249,303,119)	(27,360,275)

Total increase (decrease)	(424,729,349)	59,184,496

Net assets

Beginning of period	1,018,621,000	959,436,504

End of period	$593,891,651	$1,018,621,000

Undistributed net investment income	$7,563,448	$4,387,958

See notes to financial statements	Semiannual report | High Yield Fund	21

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$3.96	$3.64	$2.46	$4.54	$5.74	$5.20
Net investment income[2]	0.12	0.26	0.30	0.41	0.38	0.44
Net realized and unrealized gain (loss)
on investments	(0.81)	0.38	1.22	(2.05)	(1.21)	0.59
Total from investment operations	(0.69)	0.64	1.52	(1.64)	(0.83)	1.03
Less distributions
From net investment income	(0.10)	(0.32)	(0.34)	(0.44)	(0.37)	(0.49)
Net asset value, end of period	$3.17	$3.96	$3.64	$2.46	$4.54	$5.74
Total return (%)[3]	(17.52)[4]	18.42	64.42[5]	(35.84)	(15.07)	20.65

Ratios and supplemental data

Net assets, end of period (in millions)	$388	$650	$632	$383	$772	$901
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[6]	1.02	1.01	1.11[7]	0.95	0.93
Expenses net of fee waivers	1.07[6]	1.02	0.99	1.11[7]	0.95	0.93
Expenses net of fee waivers and credits	1.07[6]	1.02	0.98	1.11[7]	0.95	0.93
Net investment income	6.69[6]	6.89	9.23	13.40	7.12	8.12
Portfolio turnover (%)	11	51	92	55	55	47

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

22	High Yield Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$3.96	$3.63	$2.46	$4.54	$5.74	$5.20
Net investment income[2]	0.10	0.24	0.27	0.39	0.34	0.41
Net realized and unrealized gain (loss)
on investments	(0.80)	0.39	1.21	(2.06)	(1.21)	0.58
Total from investment operations	(0.70)	0.63	1.48	(1.67)	(0.87)	0.99
Less distributions
From net investment income	(0.09)	(0.30)	(0.31)	(0.41)	(0.33)	(0.45)
Net asset value, end of period	$3.17	$3.96	$3.63	$2.46	$4.54	$5.74
Total return (%)[3]	(17.84)[4]	17.85	62.82[5]	(36.32)	(15.72)	19.77

Ratios and supplemental data

Net assets, end of period (in millions)	$55	$89	$94	$71	$161	$258
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[6]	1.77	1.76	1.86[7]	1.70	1.68
Expenses net of fee waivers	1.82[6]	1.77	1.74	1.86[7]	1.70	1.68
Expenses net of fee waivers and credits	1.82[6]	1.77	1.73	1.86[7]	1.70	1.68
Net investment income	5.94[6]	6.29	8.50	12.71	6.33	7.54
Portfolio turnover (%)	11	51	92	55	55	47

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$3.96	$3.64	$2.46	$4.54	$5.74	$5.20
Net investment income[2]	0.10	0.23	0.28	0.38	0.34	0.40
Net realized and unrealized gain (loss)
on investments	(0.81)	0.39	1.21	(2.05)	(1.21)	0.59
Total from investment operations	(0.71)	0.62	1.49	(1.67)	(0.87)	0.99
Less distributions
From net investment income	(0.09)	(0.30)	(0.31)	(0.41)	(0.33)	(0.45)
Net asset value, end of period	$3.16	$3.96	$3.64	$2.46	$4.54	$5.74
Total return (%)[3]	(18.10)[4]	17.55	63.26[5]	(36.32)	(15.72)	19.76

Ratios and supplemental data

Net assets, end of period (in millions)	$132	$219	$207	$120	$244	$271
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[6]	1.77	1.76	1.86[7]	1.70	1.68
Expenses net of fee waivers	1.82[6]	1.77	1.74	1.86[7]	1.70	1.68
Expenses net of fee waivers and credits	1.82[6]	1.77	1.73	1.86[7]	1.70	1.68
Net investment income	5.94[6]	6.13	8.47	12.59	6.39	7.32
Portfolio turnover (%)	11	51	92	55	55	47

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | High Yield Fund	23

CLASS I SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08[2]

Per share operating performance

Net asset value, beginning of period	$3.96	$3.64	$2.46	$4.54	$5.42
Net investment income[3]	0.12	0.27	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.81)	0.39	1.21	(1.94)	(0.91)
Total from investment operations	(0.69)	0.66	1.53	(1.63)	(0.60)
Less distributions
From net investment income	(0.11)	(0.34)	(0.35)	(0.45)	(0.28)
Net asset value, end of period	$3.16	$3.96	$3.64	$2.46	$4.54
Total return (%)	(17.62)[4]	18.85	64.98	(35.63)	(11.40)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$60	$26	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.64	0.66	0.87[6]	0.70[5]
Expenses net of fee waivers and credits	0.72[5]	0.64	0.66	0.87[6]	0.70[5]
Net investment income	6.92[5]	7.04	9.49	12.00	8.06[5]
Portfolio turnover (%)	11	51	92	55	55

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Period from 8-27-07 (inception date) to 5-31-08.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

24	High Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary goal.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund held securities that are valued on the basis of a price provided by a single pricing source, including broker dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid, the price realized upon sale may be different than the price to value the security and the difference could be material to the Fund. The percentage of single source only securities held by the Fund at November 30, 2011 amounted to 7.3% of net assets.

Semiannual report | High Yield Fund	25

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$251,071,647	—	$223,465,475	$27,606,172
Convertible Bonds	115,887,519	—	115,887,519	—
Municipal Bonds	380,000	—	380,000	—
Term Loans	36,976,681	—	36,976,681	—
Collateralized Mortgage
Obligations	2,730,298	—	1,763,149	967,149
Common Stocks	87,820,787	$76,484,421	6,652,472	4,683,894
Preferred Securities	52,317,525	9,279,366	24,639,680	18,398,479
Warrants	15,351,804	1,233,607	392	14,117,805
Securities Lending Collateral	46,361	46,361	—	—
Short-Term Investments	5,612,022	—	5,612,022	—

Total Investments in
Securities	$568,194,644	$87,043,755	$415,377,390	$65,773,499
Other Financial Instruments
Forward Foreign Currency
Contracts	$421,454	—	$421,454	—
Credit Default Swaps	($4,994,859)	—	($4,994,859)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	COMMON	PREFERRED
	BONDS	OBLIGATIONS	STOCKS	SECURITIES	WARRANTS	TOTALS

Balance as of 5-31-11	$38,567,283	$1,043,055	$10,629,977	$8,017,257	—	$58,257,572
Realized gain (loss)	(16,920,029)	—	(7,316,654)	—	—	(24,236,683)
Change in unrealized
appreciation
(depreciation)	16,834,695	1,095	1,010,233	(1,463,590)	($1,070,520)	15,311,913
Purchases	214,842	2,071	—	—	—	216,913
Sales	(11,090,619)	(79,072)	(942,925)	(12,088)	—	(12,124,704)
Transfer into Level 3	—	—	1,303,263	11,856,900	15,188,325	28,348,488
Transfer out of Level 3	—	—	—	—	—	—
Balance as of 11-30-11	$27,606,172	$967,149	$4,683,894	$18,398,479	$14,117,805	$65,773,499
Change in unrealized at
period end*	($1,619,271)	$1,095	($6,683,592)	($1,465,596)	($1,070,520)	($10,837,884)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are

26	High Yield Fund | Semiannual report

valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes

Semiannual report | High Yield Fund	27

aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

28	High Yield Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $306,075,913 available to offset future net realized capital gains as of May 31, 2011. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2013	2014	2017	2018	2019

$32,389,010	$16,601,696	$49,081,713	$5,139,278	$98,534,348	$104,329,868

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, partnerships, amortization and accretion on debt securities, expiration of capital loss carryforward and tender consent fees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Semiannual report | High Yield Fund	29

Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of November 30, 2011, $4,800,000 was posted by the Fund for the benefit of counterparties.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2011. During the six months ended November 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $18.2 to $29.5 million, as measured at each quarter end.

30	High Yield Fund | Semiannual report

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
AUD	837,000	$842,549	State Street Bank	1-25-2012	($12,853)
			and Trust
CAD	24,557,229	24,496,966	Bank of Nova	1-25-2012	451,151
			Scotia
GBP	2,280,000	3,558,510	State Street Bank	1-25-2012	(16,844)
			and Trust
		$28,898,025			$421,454

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

Semiannual report | High Yield Fund	31

The Fund used CDS as a Seller of protection during the six months ended November 30, 2011 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the Fund held as of November 30, 2011 where the Fund acted as a Seller of protection. During the six months ended November 30, 2011, the Fund acted as Seller on credit default swap contracts with total USD notional amounts as represented below.

					(PAY)/
		IMPLIED		NOTIONAL	RECEIVED		UNREALIZED
	REFERENCE	CREDIT		AMOUNT/	FIXED	MATURITY	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	SPREAD	CURRENCY	EXPOSURE	RATE	DATE	(DEPRECIATION)	VALUE

Morgan Stanley	Texas Competitive	33.04%	USD	$10,000,000	4.60%	June 2013	($3,389,242)	($3,389,242)
Capital Services Inc.	Electric Holdings
	Company LLC
Morgan Stanley	Texas Competitive	33.04%	USD	5,000,000	5.85%	June 2013	(1,605,617)	(1,605,617)
Capital Services Inc.	Electric Holdings
	Company LLC
Total				$15,000,000			($4,994,859)	($4,994,859)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/Payable for	Forward foreign	$451,151	($29,697)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Credit contracts	Swap contracts, at value	Credit default	—	($4,994,859)
		swaps
Total			$451,151	($5,024,556)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

	STATEMENT OF
	OPERATIONS	FOREIGN CURRENCY	SWAP
RISK	LOCATION	TRANSACTIONS*	CONTRACTS	TOTAL

Foreign exchange	Net realized gain	$509,027	—	$509,027
contracts	(loss) on
Credit contracts	Net realized gain	—	($1,117,221)	($1,117,221)
	(loss) on
Total		$509,027	($1,117,221)	($608,194)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

32	High Yield Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

		TRANSLATION
		OF ASSETS
	STATEMENT OF	AND LIABILITIES
	OPERATIONS	IN FOREIGN	SWAP
RISK	LOCATION	CURRENCIES*	CONTRACTS	TOTAL

Foreign exchange	Change in	$663,886	—	$663,886
contracts	net unrealized
	appreciation
	(depreciation)
Credit contracts	Change in	—	($3,627,996)	($3,627,996)
	net unrealized
	appreciation
	(depreciation)
Total		$663,886	($3,627,996)	($2,964,110)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $2,350,000,000, (d) 0.4750% of the next $2,500,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Semiannual report | High Yield Fund	33

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $241,664 for the six months ended November 30, 2011. Of this amount, $975 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $233,172 was paid as sales commissions to broker-dealers and $7,517 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $171,518 and $32,794 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$590,755	$468,973
Class B	340,603	67,686
Class C	821,407	162,912
Class I	—	18,321
Total	$1,752,765	$717,892

34	High Yield Fund | Semiannual report

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	15,940,891	$54,058,391	68,653,068	$261,924,209
Distributions reinvested	3,015,839	10,305,428	10,559,185	40,279,389
Repurchased	(60,716,726)	(216,103,853)	(88,786,369)	(339,587,269)

Net decrease	(41,759,996)	($151,740,034)	(9,574,116)	($37,383,671)

Class B shares

Sold	673,288	$2,300,565	4,457,297	$16,955,651
Distributions reinvested	322,710	1,097,100	1,052,918	4,014,781
Repurchased	(5,988,913)	(21,185,479)	(8,940,410)	(34,430,474)

Net decrease	(4,992,915)	($17,787,814)	(3,430,195)	($13,460,042)

Class C shares

Sold	1,936,804	$6,708,579	13,767,882	$52,514,720
Distributions reinvested	864,230	2,946,010	2,762,981	10,526,203
Repurchased	(16,630,027)	(58,640,457)	(17,888,735)	(68,874,053)

Net decrease	(13,828,993)	($48,985,868)	(1,357,872)	($5,833,130)

Class I shares

Sold	6,816,153	$22,937,452	24,600,895	$93,785,769
Distributions reinvested	248,633	863,431	902,430	3,472,192
Repurchased	(16,212,564)	(54,590,286)	(17,542,958)	(67,941,393)

Net increase (decrease)	(9,147,778)	($30,789,403)	7,960,367	$29,316,568

Net decrease	(69,729,682)	($249,303,119)	(6,401,816)	($27,360,275)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $78,411,230 and $348,700,854, respectively, for the six months ended November 30, 2011.

Semiannual report | High Yield Fund	35

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended November 30, 2011 is set forth below:

	BEGINNING	ENDING
	SHARE/PAR	SHARE/PAR	REALIZED	INTEREST	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings,
Inc. — common stock
Bought: none
Sold: none	18,486	18,486	—-	—-	$1,288,729

Greektown Superholdings,
Inc. — corporate bonds
Bought: none
Sold: $11,750,000 Par	$37,938,000	$26,188,000	$1,190,872	$2,056,921	26,842,700

Greektown Superholdings,
Inc. — preferred securities
Bought: none
Sold: none	158,092	158,092	—	—	11,021,189

Greektown Superholdings,
Inc. — warrants
Bought: none
Sold: none	202,511	202,511	—-	—-	14,117,805

36	High Yield Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock High Yield Fund (the Fund), a series of John Hancock Bond Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Semiannual report | High Yield Fund	37

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

38	High Yield Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

High Yield Fund Class A	24.85%	2.96%	5.33%	7.55%
High Yield Bond Category Average	14.27%	7.52%	6.88%	7.17%
BofAML US HY Master II TR Index	15.19%	10.13%	8.81%	8.60%

The Board noted that the Fund had outperformed its Category’s average performance over certain periods shown and had underperformed its Category’s average performance for other periods shown. The Board noted that, although the Fund had underperformed its benchmark index’s performance over three longer comparison periods, the Fund’s performance had recently improved. The Board concluded that the Adviser and Subadviser were taking steps to address the underperformance which the Board would continue to monitor.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

Semiannual report | High Yield Fund	39

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was six basis points below the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.51%	0.57%
Gross Expense Ratio	1.03%	1.06%
Net Expense Ratio	1.03%	1.04%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

40	High Yield Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | High Yield Fund	41

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	High Yield Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	570SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT

COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:  /s/ Keith F. Hartstein
       Keith F. Hartstein
       President and
       Chief Executive Officer

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Keith F. Hartstein
       Keith F. Hartstein
       President and
       Chief Executive Officer

Date: January 23, 2012

By:   /s/ Charles Rizzo
        Charles A. Rizzo
        Chief Financial Officer

Date: January 23, 2012